The Advisors’ Inner Circle Fund III	LGIM America
Long Duration U.S. Credit Fund
July 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS CORPORATE OBLIGATIONS — 83.9%

	Face Amount	Value

COMMUNICATION SERVICES — 11.7%
Alphabet
1.900%, 08/15/2040	$40,000	$30,014
America Movil
6.125%, 03/30/2040	45,000	51,040
AT&T
4.500%, 05/15/2035	125,000	124,052
3.650%, 09/15/2059	115,000	89,743
3.550%, 09/15/2055	520,000	404,447
Charter Communications Operating
4.800%, 03/01/2050	90,000	74,224
3.900%, 06/01/2052	10,000	7,244
3.850%, 04/01/2061	5,000	3,458
3.700%, 04/01/2051	105,000	73,643
3.500%, 06/01/2041	110,000	80,718
Comcast
3.400%, 04/01/2030	190,000	185,007
2.987%, 11/01/2063	15,000	10,804
2.937%, 11/01/2056	313,000	227,977
2.887%, 11/01/2051	165,000	123,672
Magallanes
5.141%, 03/15/2052 (A)	50,000	43,687
5.050%, 03/15/2042 (A)	80,000	71,035
Paramount Global
5.850%, 09/01/2043	150,000	144,928
4.375%, 03/15/2043	25,000	20,082
Rogers Communications
5.000%, 03/15/2044	20,000	19,575
Time Warner Cable
5.875%, 11/15/2040	105,000	100,190
4.500%, 09/15/2042	50,000	40,402
T-Mobile USA
3.000%, 02/15/2041	60,000	46,650
Verizon Communications
3.550%, 03/22/2051	275,000	229,262
3.400%, 03/22/2041	130,000	111,061
2.987%, 10/30/2056	125,000	90,789
Vodafone Group
4.250%, 09/17/2050	35,000	30,546
Walt Disney
3.600%, 01/13/2051	65,000	57,167
3.500%, 05/13/2040	85,000	76,192

The Advisors’ Inner Circle Fund III	LGIM America
Long Duration U.S. Credit Fund
July 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

COMMUNICATION SERVICES (continued)
2.750%, 09/01/2049	$70,000	$52,946

		2,620,555

CONSUMER DISCRETIONARY — 2.9%
Amazon.com
3.950%, 04/13/2052	90,000	87,607
3.100%, 05/12/2051	90,000	75,573
2.875%, 05/12/2041	50,000	42,197
General Motors
5.150%, 04/01/2038	50,000	45,207
Home Depot
3.625%, 04/15/2052	55,000	49,420
3.350%, 04/15/2050	50,000	42,746
3.300%, 04/15/2040	90,000	79,895
3.125%, 12/15/2049	35,000	28,784
Lowe’s
4.450%, 04/01/2062	30,000	27,114
4.250%, 04/01/2052	15,000	13,603
Target
2.950%, 01/15/2052	15,000	12,040
University of Southern California
3.028%, 10/01/2039	150,000	134,496

		638,682

CONSUMER STAPLES — 7.7%
7-Eleven
2.800%, 02/10/2051 (A)	20,000	13,733
2.500%, 02/10/2041 (A)	45,000	32,334
Altria Group
5.950%, 02/14/2049	20,000	18,345
3.700%, 02/04/2051	55,000	36,622
3.400%, 02/04/2041	120,000	82,809
2.450%, 02/04/2032	25,000	19,588
Anheuser-Busch
4.900%, 02/01/2046	275,000	276,657
4.700%, 02/01/2036	215,000	220,871
Anheuser-Busch InBev Worldwide
5.550%, 01/23/2049	105,000	115,008
BAT Capital
4.758%, 09/06/2049	30,000	22,984
4.540%, 08/15/2047	100,000	74,692
4.390%, 08/15/2037	145,000	119,904
3.734%, 09/25/2040	5,000	3,607
Coca-Cola
2.500%, 06/01/2040	50,000	41,241

The Advisors’ Inner Circle Fund III	LGIM America
Long Duration U.S. Credit Fund
July 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

CONSUMER STAPLES (continued)
Constellation Brands
4.100%, 02/15/2048	$45,000	$39,699
Fomento Economico Mexicano
3.500%, 01/16/2050	45,000	35,185
JBS USA LUX
6.500%, 12/01/2052 (A)	70,000	70,193
4.375%, 02/02/2052 (A)	45,000	34,238
3.000%, 05/15/2032 (A)	45,000	36,591
Keurig Dr Pepper
4.500%, 04/15/2052	34,000	31,789
Kraft Heinz Foods
5.500%, 06/01/2050	50,000	50,968
5.200%, 07/15/2045	35,000	34,615
4.875%, 10/01/2049	72,000	67,322
Nestle Holdings
4.000%, 09/24/2048 (A)	20,000	19,499
3.900%, 09/24/2038 (A)	40,000	38,780
PepsiCo
2.750%, 10/21/2051	45,000	36,576
2.625%, 10/21/2041	25,000	20,914
Philip Morris International
4.125%, 03/04/2043	60,000	48,717
Walmart
2.650%, 09/22/2051	18,000	14,312
2.500%, 09/22/2041	79,000	64,762

		1,722,555

ENERGY — 9.3%
BP Capital Markets America
3.379%, 02/08/2061	35,000	27,875
3.060%, 06/17/2041	40,000	33,105
3.001%, 03/17/2052	60,000	46,399
3.000%, 02/24/2050	5,000	3,853
2.939%, 06/04/2051	60,000	45,274
Columbia Pipeline Group
5.800%, 06/01/2045	45,000	48,131
ConocoPhillips
3.800%, 03/15/2052	45,000	40,626
Devon Energy
5.000%, 06/15/2045	35,000	34,037
Energy Transfer
6.250%, 04/15/2049	15,000	15,133
5.400%, 10/01/2047	60,000	55,003
5.150%, 03/15/2045	220,000	196,805
5.000%, 05/15/2050	75,000	66,268
4.900%, 03/15/2035	45,000	42,307

The Advisors’ Inner Circle Fund III	LGIM America
Long Duration U.S. Credit Fund
July 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

ENERGY (continued)
Enterprise Products Operating
4.950%, 10/15/2054	$45,000	$42,605
4.250%, 02/15/2048	60,000	53,965
4.200%, 01/31/2050	5,000	4,444
3.300%, 02/15/2053	15,000	11,592
3.200%, 02/15/2052	35,000	26,461
Exxon Mobil
4.327%, 03/19/2050	5,000	4,984
4.227%, 03/19/2040	70,000	69,615
3.452%, 04/15/2051	40,000	34,781
3.095%, 08/16/2049	20,000	16,360
Halliburton
5.000%, 11/15/2045	20,000	19,371
Hess
6.000%, 01/15/2040	5,000	5,250
5.800%, 04/01/2047	80,000	82,372
Kinder Morgan
5.550%, 06/01/2045	35,000	34,967
5.450%, 08/01/2052	20,000	20,055
5.200%, 03/01/2048	35,000	33,513
5.050%, 02/15/2046	25,000	23,346
3.250%, 08/01/2050	15,000	10,906
Marathon Petroleum
4.750%, 09/15/2044	25,000	22,883
MPLX
4.950%, 03/14/2052	10,000	9,076
4.500%, 04/15/2038	30,000	27,717
2.650%, 08/15/2030	65,000	56,425
Phillips 66
4.900%, 10/01/2046 (A)	25,000	24,611
3.300%, 03/15/2052	35,000	27,707
Sabal Trail Transmission
4.832%, 05/01/2048 (A)	40,000	36,525
4.682%, 05/01/2038 (A)	40,000	38,376
Shell International Finance BV
4.125%, 05/11/2035	60,000	60,100
3.750%, 09/12/2046	60,000	54,161
3.000%, 11/26/2051	10,000	7,980
Southern Natural Gas
4.800%, 03/15/2047 (A)	25,000	22,669
Suncor Energy
3.750%, 03/04/2051	50,000	42,155
Texas Eastern Transmission
4.150%, 01/15/2048 (A)	45,000	38,946
TotalEnergies Capital International
3.127%, 05/29/2050	110,000	88,852
2.986%, 06/29/2041	40,000	33,283

The Advisors’ Inner Circle Fund III	LGIM America
Long Duration U.S. Credit Fund
July 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

ENERGY (continued)
TransCanada PipeLines
5.100%, 03/15/2049	$15,000	$15,597
4.750%, 05/15/2038	110,000	108,124
Williams
6.300%, 04/15/2040	65,000	71,392
5.750%, 06/24/2044	70,000	72,852
3.500%, 10/15/2051	10,000	7,845
2.600%, 03/15/2031	60,000	52,095

		2,068,774

FINANCIALS — 12.5%
American International Group
4.375%, 06/30/2050	60,000	56,616
ASB Bank
2.375%, 10/22/2031 (A)	15,000	12,850
Bank of America
5.015%, U.S. SOFR + 2.160%, 07/22/2033	45,000	46,897
3.311%, U.S. SOFR + 1.580%, 04/22/2042	140,000	115,561
2.972%, U.S. SOFR + 1.330%, 02/04/2033	25,000	22,088
2.687%, U.S. SOFR + 1.320%, 04/22/2032	175,000	152,173
2.572%, U.S. SOFR + 1.210%, 10/20/2032	60,000	51,388
Bank of America MTN
2.676%, U.S. SOFR + 1.930%, 06/19/2041	195,000	147,619
Berkshire Hathaway Finance
4.200%, 08/15/2048	80,000	78,661
3.850%, 03/15/2052	40,000	36,233
Blackstone Holdings Finance
2.000%, 01/30/2032 (A)	25,000	20,604
BNP Paribas
3.132%, U.S. SOFR + 1.561%, 01/20/2033 (A)	5,000	4,271
CI Financial
4.100%, 06/15/2051	70,000	48,495
Citigroup
4.650%, 07/23/2048	45,000	44,453
3.878%, ICE LIBOR USD 3 Month + 1.168%, 01/24/2039	50,000	45,109
2.904%, U.S. SOFR + 1.379%, 11/03/2042	35,000	26,959
2.561%, U.S. SOFR + 1.167%, 05/01/2032	85,000	73,015
Commonwealth Bank of Australia MTN
3.743%, 09/12/2039 (A)	25,000	20,936
Corebridge Financial
4.400%, 04/05/2052 (A)	50,000	43,063
4.350%, 04/05/2042 (A)	10,000	8,778
3.900%, 04/05/2032 (A)	45,000	41,875
Global Atlantic Finance
3.125%, 06/15/2031 (A)	35,000	28,400

The Advisors’ Inner Circle Fund III	LGIM America
Long Duration U.S. Credit Fund
July 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

FINANCIALS (continued)
Goldman Sachs Group
5.150%, 05/22/2045	$50,000	$50,431
4.017%, ICE LIBOR USD 3 Month + 1.373%, 10/31/2038	130,000	120,502
3.436%, U.S. SOFR + 1.632%, 02/24/2043	85,000	71,092
2.908%, U.S. SOFR + 1.472%, 07/21/2042	5,000	3,835
2.650%, U.S. SOFR + 1.264%, 10/21/2032	50,000	43,216
1.992%, U.S. SOFR + 1.090%, 01/27/2032	35,000	28,836
Goldman Sachs Group MTN
4.800%, 07/08/2044	70,000	69,214
ING Groep
4.252%, U.S. SOFR + 2.070%, 03/28/2033	15,000	14,316
JPMorgan Chase
3.328%, U.S. SOFR + 1.580%, 04/22/2052	180,000	143,539
3.109%, U.S. SOFR + 2.460%, 04/22/2041	135,000	109,904
1.953%, U.S. SOFR + 1.065%, 02/04/2032	125,000	103,972
MetLife
4.721%, 12/15/2044	50,000	49,556
Mitsubishi UFJ Financial Group
3.751%, 07/18/2039	20,000	17,816
Morgan Stanley
3.217%, U.S. SOFR + 1.485%, 04/22/2042	95,000	78,817
Morgan Stanley MTN
2.802%, U.S. SOFR + 1.430%, 01/25/2052	55,000	39,933
2.239%, U.S. SOFR + 1.178%, 07/21/2032	50,000	42,161
Prudential Financial MTN
5.750%, 07/15/2033	15,000	17,005
3.700%, 03/13/2051	50,000	43,155
S&P Global
3.900%, 03/01/2062 (A)	10,000	9,110
3.700%, 03/01/2052 (A)	5,000	4,533
UBS MTN
4.500%, 06/26/2048 (A)	25,000	24,181
UBS Group
2.746%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.100%, 02/11/2033 (A)	5,000	4,190
UBS Group MTN
2.095%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.000%, 02/11/2032 (A)	5,000	4,050
US Bancorp
2.491%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 0.950%, 11/03/2036	65,000	54,917
Wells Fargo MTN
5.013%, U.S. SOFR + 4.502%, 04/04/2051	80,000	82,966
4.900%, 11/17/2045	25,000	24,238
4.897%, U.S. SOFR + 2.100%, 07/25/2033	25,000	25,884
4.611%, U.S. SOFR + 2.130%, 04/25/2053	130,000	127,245
4.400%, 06/14/2046	220,000	199,329

The Advisors’ Inner Circle Fund III	LGIM America
Long Duration U.S. Credit Fund
July 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

FINANCIALS (continued)
Westpac Banking
3.133%, 11/18/2041	$25,000	$19,130
3.020%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 1.530%, 11/18/2036	25,000	20,600

		2,773,717

HEALTH CARE — 9.1%
Abbott Laboratories
4.900%, 11/30/2046	35,000	38,719
AbbVie
4.500%, 05/14/2035	55,000	55,996
4.250%, 11/21/2049	200,000	187,727
4.050%, 11/21/2039	155,000	145,890
Amgen
4.200%, 02/22/2052	5,000	4,652
3.375%, 02/21/2050	45,000	36,635
3.350%, 02/22/2032	15,000	14,354
3.150%, 02/21/2040	70,000	58,800
BayCare Health System
3.831%, 11/15/2050	15,000	13,296
Baylor Scott & White Holdings
2.839%, 11/15/2050	20,000	14,926
Boston Scientific
4.700%, 03/01/2049	5,000	4,994
4.550%, 03/01/2039	23,000	22,466
Bristol-Myers Squibb
3.700%, 03/15/2052	77,000	69,886
3.550%, 03/15/2042	35,000	32,258
2.550%, 11/13/2050	68,000	50,447
2.350%, 11/13/2040	20,000	15,655
Cigna
3.200%, 03/15/2040	70,000	58,693
CVS Health
5.050%, 03/25/2048	26,000	26,338
4.780%, 03/25/2038	15,000	14,962
3.250%, 08/15/2029	31,000	29,310
2.700%, 08/21/2040	90,000	68,714
Danaher
2.800%, 12/10/2051	70,000	53,849
2.600%, 10/01/2050	10,000	7,365
DH Europe Finance II Sarl
3.400%, 11/15/2049	15,000	12,851
3.250%, 11/15/2039	45,000	39,280
Elevance Health
3.600%, 03/15/2051	35,000	30,017
Gilead Sciences
4.600%, 09/01/2035	40,000	41,487

The Advisors’ Inner Circle Fund III	LGIM America
Long Duration U.S. Credit Fund
July 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

HEALTH CARE (continued)
4.500%, 02/01/2045	$15,000	$14,566
HCA
5.250%, 06/15/2049	20,000	18,743
4.625%, 03/15/2052 (A)	80,000	69,635
4.375%, 03/15/2042 (A)	10,000	8,589
3.500%, 07/15/2051	18,000	13,200
Kaiser Foundation Hospitals
3.266%, 11/01/2049	25,000	20,307
3.002%, 06/01/2051	60,000	46,451
2.810%, 06/01/2041	45,000	35,792
Merck
2.350%, 06/24/2040	5,000	3,903
New York and Presbyterian Hospital
2.606%, 08/01/2060	10,000	6,522
2.256%, 08/01/2040	15,000	11,070
Northwell Healthcare
4.260%, 11/01/2047	15,000	13,568
Novartis Capital
4.400%, 05/06/2044	15,000	15,848
2.750%, 08/14/2050	90,000	73,647
Pfizer
2.700%, 05/28/2050	15,000	12,124
2.550%, 05/28/2040	60,000	49,420
Roche Holdings
2.607%, 12/13/2051 (A)	108,000	82,151
Sutter Health
3.361%, 08/15/2050	20,000	16,073
Thermo Fisher Scientific
2.800%, 10/15/2041	40,000	33,058
2.000%, 10/15/2031	2,000	1,777
UnitedHealth Group
4.950%, 05/15/2062	30,000	32,409
4.750%, 05/15/2052	35,000	37,043
3.250%, 05/15/2051	170,000	142,659
3.050%, 05/15/2041	130,000	110,659

		2,018,781

INDUSTRIALS — 9.2%
AerCap Ireland Capital DAC
3.850%, 10/29/2041	10,000	7,634
3.300%, 01/30/2032	120,000	100,640
Boeing
5.930%, 05/01/2060	20,000	19,791
5.805%, 05/01/2050	195,000	193,500
5.705%, 05/01/2040	285,000	284,528
3.625%, 02/01/2031	60,000	55,092

The Advisors’ Inner Circle Fund III	LGIM America
Long Duration U.S. Credit Fund
July 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

INDUSTRIALS (continued)
Burlington Northern Santa Fe
4.150%, 04/01/2045	$145,000	$140,046
2.875%, 06/15/2052	40,000	31,662
Canadian Pacific Railway
6.125%, 09/15/2115	60,000	66,729
3.100%, 12/02/2051	40,000	31,479
3.000%, 12/02/2041	25,000	20,731
Carrier Global
3.577%, 04/05/2050	35,000	27,815
3.377%, 04/05/2040	40,000	33,046
Caterpillar
4.750%, 05/15/2064	40,000	42,681
CSX
4.500%, 11/15/2052	70,000	69,560
GE Capital International Funding Unlimited Co
4.418%, 11/15/2035	315,000	310,721
General Dynamics
2.850%, 06/01/2041	15,000	12,362
Lockheed Martin
4.500%, 05/15/2036	45,000	47,431
Northrop Grumman
4.030%, 10/15/2047	130,000	121,886
Raytheon Technologies
4.500%, 06/01/2042	240,000	240,477
3.030%, 03/15/2052	100,000	78,485
Union Pacific
3.799%, 10/01/2051	85,000	77,232
3.500%, 02/14/2053	20,000	17,247
3.375%, 02/14/2042	10,000	8,817
Union Pacific MTN
3.550%, 08/15/2039	15,000	13,599

		2,053,191

INFORMATION TECHNOLOGY — 6.0%
Analog Devices
2.950%, 10/01/2051	40,000	32,702
2.800%, 10/01/2041	40,000	33,334
Apple
3.850%, 05/04/2043	15,000	14,564
2.650%, 02/08/2051	140,000	109,182
2.375%, 02/08/2041	330,000	265,948
Broadcom
3.750%, 02/15/2051 (A)	5,000	3,919
3.500%, 02/15/2041 (A)	50,000	39,839
Intel
3.734%, 12/08/2047	45,000	39,418

The Advisors’ Inner Circle Fund III	LGIM America
Long Duration U.S. Credit Fund
July 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

INFORMATION TECHNOLOGY (continued)
KLA
4.950%, 07/15/2052	$40,000	$42,849
Microsoft
3.450%, 08/08/2036	60,000	60,110
3.041%, 03/17/2062	90,000	74,942
2.921%, 03/17/2052	225,000	189,403
NVIDIA
3.500%, 04/01/2040	25,000	23,037
3.500%, 04/01/2050	10,000	8,989
Oracle
4.125%, 05/15/2045	80,000	63,836
4.000%, 11/15/2047	10,000	7,705
3.950%, 03/25/2051	35,000	27,101
3.650%, 03/25/2041	140,000	108,803
3.600%, 04/01/2050	10,000	7,277
salesforce.com
3.050%, 07/15/2061	20,000	15,831
2.900%, 07/15/2051	45,000	36,180
2.700%, 07/15/2041	55,000	45,178
Visa
2.700%, 04/15/2040	115,000	97,898

		1,348,045

MATERIALS — 2.1%
Celanese US Holdings
6.379%, 07/15/2032	55,000	56,529
Freeport-McMoRan
5.450%, 03/15/2043	96,000	89,887
5.400%, 11/14/2034	4,000	3,999
International Flavors & Fragrances
5.000%, 09/26/2048	5,000	4,865
3.468%, 12/01/2050 (A)	80,000	61,741
3.268%, 11/15/2040 (A)	55,000	44,038
Minera Mexico
4.500%, 01/26/2050 (A)	70,000	55,255
Newmont
5.875%, 04/01/2035	155,000	168,055

		484,369

REAL ESTATE — 2.3%
Agree
2.900%, 10/01/2030	10,000	8,733
2.600%, 06/15/2033	50,000	41,260
Alexandria Real Estate Equities
3.550%, 03/15/2052	65,000	51,754

The Advisors’ Inner Circle Fund III	LGIM America
Long Duration U.S. Credit Fund
July 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

REAL ESTATE (continued)
American Homes 4 Rent
4.300%, 04/15/2052	$30,000	$25,163
3.625%, 04/15/2032	20,000	18,185
3.375%, 07/15/2051	10,000	7,143
2.375%, 07/15/2031	5,000	4,126
Extra Space Storage
2.350%, 03/15/2032	20,000	16,242
Regency Centers
4.650%, 03/15/2049	50,000	45,955
Rexford Industrial Realty
2.150%, 09/01/2031	55,000	45,080
2.125%, 12/01/2030	5,000	4,154
Simon Property Group
3.800%, 07/15/2050	65,000	54,017
Sun Communities Operating
4.200%, 04/15/2032	60,000	56,058
2.700%, 07/15/2031	45,000	37,558
VICI Properties
5.625%, 05/15/2052	40,000	38,646
5.125%, 05/15/2032	60,000	59,779

		513,853

UTILITIES — 11.1%
AEP Texas
3.450%, 01/15/2050	60,000	48,284
AEP Transmission
3.650%, 04/01/2050	35,000	30,464
AES
2.450%, 01/15/2031	40,000	33,826
Ameren Illinois
4.500%, 03/15/2049	60,000	59,929
American Water Capital
3.450%, 05/01/2050	40,000	33,214
Arizona Public Service
3.500%, 12/01/2049	20,000	15,526
Baltimore Gas and Electric
2.900%, 06/15/2050	45,000	34,528
Berkshire Hathaway Energy
4.250%, 10/15/2050	35,000	33,822
CenterPoint Energy Houston Electric
3.600%, 03/01/2052	20,000	17,881
Commonwealth Edison
3.000%, 03/01/2050	65,000	52,218
Constellation Energy Generation
6.250%, 10/01/2039	28,000	29,888
5.750%, 10/01/2041	25,000	25,210
5.600%, 06/15/2042	85,000	84,500

The Advisors’ Inner Circle Fund III	LGIM America
Long Duration U.S. Credit Fund
July 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

UTILITIES (continued)
Consumers Energy
2.500%, 05/01/2060	$60,000	$40,790
Dominion Energy
3.375%, 04/01/2030	135,000	128,251
Duke Energy Carolinas
4.000%, 09/30/2042	130,000	121,523
3.550%, 03/15/2052	15,000	13,049
Duke Energy Florida
6.350%, 09/15/2037	80,000	94,557
Duke Energy Ohio
4.300%, 02/01/2049	90,000	85,230
Emera US Finance
4.750%, 06/15/2046	45,000	41,667
Entergy
3.750%, 06/15/2050	45,000	37,009
Entergy Arkansas
2.650%, 06/15/2051	75,000	54,446
Entergy Louisiana
3.100%, 06/15/2041	65,000	53,921
Exelon
4.950%, 06/15/2035	65,000	66,292
FirstEnergy Transmission
5.450%, 07/15/2044 (A)	10,000	10,145
4.550%, 04/01/2049 (A)	10,000	9,103
Florida Power & Light
4.125%, 02/01/2042	65,000	63,565
Georgia Power
3.700%, 01/30/2050	50,000	41,329
MidAmerican Energy
3.150%, 04/15/2050	40,000	32,808
Monongahela Power
5.400%, 12/15/2043 (A)	45,000	46,582
NextEra Energy Capital Holdings
5.000%, 07/15/2032	15,000	16,061
NiSource
4.375%, 05/15/2047	40,000	36,984
Northern States Power
4.500%, 06/01/2052	20,000	20,674
2.900%, 03/01/2050	50,000	39,620
Oglethorpe Power
5.375%, 11/01/2040	65,000	66,467
4.500%, 04/01/2047 (A)	30,000	26,772
3.750%, 08/01/2050	135,000	109,758
Oncor Electric Delivery
7.250%, 01/15/2033	65,000	83,353
5.300%, 06/01/2042	85,000	93,393
3.700%, 05/15/2050	105,000	94,962

The Advisors’ Inner Circle Fund III	LGIM America
Long Duration U.S. Credit Fund
July 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

UTILITIES (continued)
Pacific Gas and Electric
4.200%, 06/01/2041	$40,000	$30,615
3.500%, 08/01/2050	60,000	42,384
3.300%, 08/01/2040	10,000	7,317
PacifiCorp
3.300%, 03/15/2051	50,000	41,337
Potomac Electric Power
4.150%, 03/15/2043	45,000	42,600
PPL Electric Utilities
3.000%, 10/01/2049	60,000	47,436
Public Service of Colorado
6.250%, 09/01/2037	50,000	60,633
2.700%, 01/15/2051	60,000	45,184
San Diego Gas & Electric
3.320%, 04/15/2050	15,000	12,289
Sempra Energy
4.000%, 02/01/2048	25,000	21,951
3.800%, 02/01/2038	40,000	35,690
Southern California Edison
3.650%, 02/01/2050	80,000	64,107
Tucson Electric Power
4.000%, 06/15/2050	5,000	4,369

		2,483,513

TOTAL CORPORATE OBLIGATIONS (Cost $22,318,150)		18,726,035

U.S. TREASURY OBLIGATIONS — 6.1%
U.S. Treasury Bonds
3.250%, 05/15/2042	145,000	145,181
2.250%, 02/15/2052	1,240,000	1,044,894
U.S. Treasury Note
2.875%, 05/15/2032	165,000	167,939

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,336,187)		1,358,014

MUNICIPAL BONDS — 5.1%

CALIFORNIA — 2.1%
Bay Area, Toll Authority, RB
6.263%, 04/01/2049	100,000	127,599

The Advisors’ Inner Circle Fund III	LGIM America
Long Duration U.S. Credit Fund
July 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS MUNICIPAL BONDS (continued)

	Face Amount	Value

CALIFORNIA (continued)
California State, GO
7.600%, 11/01/2040	$50,000	$69,877
7.550%, 04/01/2039	100,000	137,025
Regents of the University of California Medical Center Pooled Revenue, Ser H, GO
6.548%, 05/15/2048	100,000	125,878

		460,379

NEW JERSEY — 1.2%
New Jersey, Turnpike Authority, RB
7.414%, 01/01/2040	200,000	268,740

NEW YORK — 0.4%
New York & New Jersey, Port Authority, RB
4.458%, 10/01/2062	100,000	101,393

TEXAS — 1.4%
Dallas County, Hospital District, Ser C, GO
5.621%, 08/15/2044	50,000	58,049
North Texas, Tollway Authority, RB
6.718%, 01/01/2049	100,000	130,234
Texas State, GO
5.517%, 04/01/2039	100,000	116,696

		304,979

TOTAL MUNICIPAL BONDS (Cost $1,354,195)		1,135,491

SOVEREIGN DEBT — 2.2%
Chile Government International Bond
4.340%, 03/07/2042	40,000	36,823
4.000%, 01/31/2052	10,000	8,633
Mexico Government International Bond
5.750%, 10/12/2110	85,000	75,351
5.000%, 04/27/2051	85,000	74,289
4.500%, 01/31/2050	5,000	4,096
4.280%, 08/14/2041	20,000	16,557
Panama Government International Bond
4.500%, 04/16/2050	85,000	69,989
3.870%, 07/23/2060	50,000	36,406
Perusahaan Penerbit SBSN Indonesia III
3.550%, 06/09/2051 (A)	15,000	12,450
Philippine Government International Bond
3.200%, 07/06/2046	80,000	63,841
2.950%, 05/05/2045	35,000	27,261

The Advisors’ Inner Circle Fund III	LGIM America
Long Duration U.S. Credit Fund
July 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS SOVEREIGN DEBT (continued)

	Face Amount	Value

Uruguay Government International Bond
5.100%, 06/18/2050	$65,000	$68,849

TOTAL SOVEREIGN DEBT (Cost $618,340)		494,545

TOTAL INVESTMENTS— 97.3% (Cost $25,626,872)		$21,714,085

Percentages are based on Net Assets of $22,319,173.

(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On July 31, 2022, the value of these securities amounted to $1,218,277, representing 5.5% of the Net Assets of the Fund.

DAC — Designated Activity Company

GO — General Obligation

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

RB — Revenue Bond

REIT — Real Estate Investment Trust

Ser — Series

SOFR — Secured Overnight Financing Rate

VAR — Variable Rate

USD — U.S. Dollar

The following is a summary of the inputs used as of July 31, 2022, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$18,726,035	$—	$18,726,035
U.S. Treasury Obligations	145,181	1,212,833	—	1,358,014
Municipal Bonds	—	1,135,491	—	1,135,491
Sovereign Debt	—	494,545	—	494,545

Total Investments in Securities	$145,181	$21,568,904	$—	$21,714,085

For information regarding the Fund’s policies regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The Advisors’ Inner Circle Fund III	LGIM America
U.S. Credit Fund
July 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS CORPORATE OBLIGATIONS — 93.5%

	Face Amount	Value

COMMUNICATION SERVICES — 6.9%
Alphabet
1.900%, 08/15/2040	$60,000	$45,021
America Movil
4.375%, 04/22/2049	25,000	23,973
3.625%, 04/22/2029	30,000	29,167
AT&T
3.800%, 12/01/2057	50,000	40,515
3.650%, 09/15/2059	40,000	31,215
3.550%, 09/15/2055	75,000	58,334
3.500%, 09/15/2053	40,000	31,570
2.550%, 12/01/2033	140,000	118,535
Charter Communications Operating
6.384%, 10/23/2035	30,000	31,506
4.908%, 07/23/2025	40,000	40,515
4.800%, 03/01/2050	40,000	32,988
3.900%, 06/01/2052	30,000	21,731
3.700%, 04/01/2051	5,000	3,507
3.500%, 06/01/2041	10,000	7,338
Comcast
3.969%, 11/01/2047	30,000	27,135
3.950%, 10/15/2025	40,000	40,693
3.400%, 04/01/2030	20,000	19,474
3.375%, 08/15/2025	40,000	40,035
3.150%, 03/01/2026	40,000	39,786
2.937%, 11/01/2056	50,000	36,418
2.887%, 11/01/2051	40,000	29,981
Fox
4.030%, 01/25/2024	40,000	40,169
Magallanes
5.050%, 03/15/2042 (A)	70,000	62,155
Paramount Global
5.850%, 09/01/2043	85,000	82,126
4.375%, 03/15/2043	5,000	4,016
Sprint Spectrum
4.738%, 03/20/2025 (A)	9,375	9,412
Time Warner Cable
7.300%, 07/01/2038	10,000	10,838
6.750%, 06/15/2039	10,000	10,315
6.550%, 05/01/2037	40,000	41,919
5.875%, 11/15/2040	10,000	9,542
4.500%, 09/15/2042	10,000	8,080
T-Mobile USA
3.500%, 04/15/2025	90,000	89,008
Verizon Communications
3.550%, 03/22/2051	20,000	16,674
3.400%, 03/22/2041	185,000	158,048

The Advisors’ Inner Circle Fund III	LGIM America
U.S. Credit Fund
July 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

COMMUNICATION SERVICES (continued)
Vodafone Group
5.000%, 05/30/2038	$10,000	$9,916
Walt Disney
6.650%, 11/15/2037	10,000	12,587
6.550%, 03/15/2033	20,000	24,017
3.600%, 01/13/2051	40,000	35,180
2.750%, 09/01/2049	20,000	15,128
2.000%, 09/01/2029	40,000	35,639

		1,424,206

CONSUMER DISCRETIONARY — 3.6%
Amazon.com
3.950%, 04/13/2052	35,000	34,070
3.875%, 08/22/2037	30,000	30,239
3.100%, 05/12/2051	40,000	33,588
1.650%, 05/12/2028	40,000	36,762
Aptiv
2.396%, 02/18/2025	50,000	48,192
BMW US Capital
3.900%, 04/09/2025 (A)	40,000	40,383
General Motors
6.250%, 10/02/2043	10,000	9,862
5.150%, 04/01/2038	20,000	18,083
General Motors Financial
3.100%, 01/12/2032	80,000	66,928
1.700%, 08/18/2023	120,000	117,230
Home Depot
3.625%, 04/15/2052	50,000	44,928
3.500%, 09/15/2056	30,000	25,936
3.350%, 04/15/2050	20,000	17,098
Hyundai Capital America
1.250%, 09/18/2023 (A)	70,000	67,983
Lowe’s
4.250%, 04/01/2052	25,000	22,672
Massachusetts Institute of Technology
5.600%, 07/01/2111	50,000	61,558
Northwestern University
3.662%, 12/01/2057	10,000	9,116
University of Notre Dame du Lac
3.394%, 02/15/2048	20,000	18,089
University of Southern California
5.250%, 10/01/2111	20,000	21,458

The Advisors’ Inner Circle Fund III	LGIM America
U.S. Credit Fund
July 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

CONSUMER DISCRETIONARY (continued)
Volkswagen Group of America Finance
4.625%, 11/13/2025 (A)	$10,000	$10,115

		734,290

CONSUMER STAPLES — 5.5%
7-Eleven
1.800%, 02/10/2031 (A)	60,000	48,928
1.300%, 02/10/2028 (A)	70,000	59,672
Alimentation Couche-Tard
2.950%, 01/25/2030 (A)	30,000	26,859
Altria Group
4.800%, 02/14/2029	10,000	9,980
4.500%, 05/02/2043	10,000	7,731
3.875%, 09/16/2046	40,000	28,164
3.700%, 02/04/2051	30,000	19,976
3.400%, 05/06/2030	30,000	26,387
2.450%, 02/04/2032	45,000	35,259
Anheuser-Busch InBev Worldwide
5.550%, 01/23/2049	25,000	27,383
4.750%, 04/15/2058	25,000	24,112
4.600%, 04/15/2048	115,000	111,040
BAT Capital
4.390%, 08/15/2037	70,000	57,885
3.222%, 08/15/2024	90,000	88,386
3.215%, 09/06/2026	120,000	113,631
2.259%, 03/25/2028	80,000	68,666
Hormel Foods
1.700%, 06/03/2028	60,000	55,019
JBS USA LUX
5.750%, 04/01/2033 (A)	125,000	123,714
3.000%, 02/02/2029 (A)	45,000	38,952
Keurig Dr Pepper
4.500%, 04/15/2052	31,000	28,984
Kraft Heinz Foods
5.200%, 07/15/2045	5,000	4,945
4.875%, 10/01/2049	49,000	45,817
Mars
3.950%, 04/01/2049 (A)	20,000	18,832
Mondelez International
1.875%, 10/15/2032	20,000	16,442
Nestle Holdings
4.000%, 09/24/2048 (A)	10,000	9,750

The Advisors’ Inner Circle Fund III	LGIM America
U.S. Credit Fund
July 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

CONSUMER STAPLES (continued)
Reynolds American
4.450%, 06/12/2025	$80,000	$80,074

		1,176,588

ENERGY — 6.5%
BP Capital Markets America
3.379%, 02/08/2061	10,000	7,964
3.060%, 06/17/2041	30,000	24,828
3.001%, 03/17/2052	50,000	38,666
3.000%, 02/24/2050	15,000	11,560
2.939%, 06/04/2051	15,000	11,319
2.772%, 11/10/2050	20,000	14,827
Chevron USA
3.250%, 10/15/2029	70,000	68,340
Columbia Pipeline Group
5.800%, 06/01/2045	20,000	21,392
Devon Energy
5.600%, 07/15/2041	10,000	10,313
Enbridge
2.150%, 02/16/2024	95,000	92,814
Energy Transfer
6.125%, 12/15/2045	40,000	39,785
5.400%, 10/01/2047	30,000	27,502
5.350%, 05/15/2045	10,000	9,123
5.300%, 04/15/2047	10,000	9,059
4.950%, 06/15/2028	60,000	60,673
4.000%, 10/01/2027	30,000	29,085
Enterprise Products Operating
3.750%, 02/15/2025	50,000	50,096
EOG Resources
4.375%, 04/15/2030	30,000	31,174
Equities
7.000%, 02/01/2030	25,000	27,385
3.625%, 05/15/2031 (A)	40,000	36,609
Exxon Mobil
4.227%, 03/19/2040	5,000	4,972
3.452%, 04/15/2051	40,000	34,781
3.095%, 08/16/2049	15,000	12,270
Hess
4.300%, 04/01/2027	60,000	59,808
Marathon Petroleum
4.700%, 05/01/2025	90,000	91,767
Midwest Connector Capital
3.900%, 04/01/2024 (A)	80,000	78,695
MPLX
4.500%, 04/15/2038	30,000	27,717
1.750%, 03/01/2026	85,000	78,250

The Advisors’ Inner Circle Fund III	LGIM America
U.S. Credit Fund
July 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

ENERGY (continued)
Sabal Trail Transmission
4.246%, 05/01/2028 (A)	$90,000	$89,398
Saudi Arabian Oil
1.250%, 11/24/2023 (A)	20,000	19,398
Spectra Energy Partners
3.375%, 10/15/2026	40,000	38,954
Tennessee Gas Pipeline
7.000%, 10/15/2028	30,000	33,254
Texas Eastern Transmission
4.150%, 01/15/2048 (A)	10,000	8,655
TotalEnergies Capital International
3.461%, 07/12/2049	35,000	29,869
3.127%, 05/29/2050	50,000	40,387
2.986%, 06/29/2041	30,000	24,962
Valero Energy
2.850%, 04/15/2025	10,000	9,747
Williams
5.800%, 11/15/2043	30,000	30,939
2.600%, 03/15/2031	30,000	26,048

		1,362,385

FINANCIALS — 30.9%
American International Group
4.750%, 04/01/2048	20,000	19,586
4.375%, 06/30/2050	50,000	47,180
ANZ New Zealand Int’l
1.250%, 06/22/2026 (A)	100,000	90,769
ASB Bank
1.625%, 10/22/2026 (A)	70,000	63,731
BAE Systems Holdings
3.850%, 12/15/2025 (A)	10,000	9,882
Banco Bilbao Vizcaya Argentaria
1.125%, 09/18/2025	70,000	64,457
Banco Santander
2.746%, 05/28/2025	70,000	66,814
2.706%, 06/27/2024	120,000	117,581
Bank of America
4.948%, U.S. SOFR + 2.040%, 07/22/2028	370,000	380,561
3.311%, U.S. SOFR + 1.580%, 04/22/2042	35,000	28,890
2.972%, U.S. SOFR + 1.330%, 02/04/2033	20,000	17,670
2.687%, U.S. SOFR + 1.320%, 04/22/2032	5,000	4,348
2.572%, U.S. SOFR + 1.210%, 10/20/2032	50,000	42,824
Bank of America MTN
4.330%, ICE LIBOR USD 3 Month + 1.520%, 03/15/2050	10,000	9,533
4.183%, 11/25/2027	90,000	89,784

The Advisors’ Inner Circle Fund III	LGIM America
U.S. Credit Fund
July 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

FINANCIALS (continued)
3.458%, ICE LIBOR USD 3 Month + 0.970%, 03/15/2025	$300,000	$296,435
2.676%, U.S. SOFR + 1.930%, 06/19/2041	130,000	98,413
Bank of Montreal MTN
3.300%, 02/05/2024	80,000	79,887
Bank of New York Mellon MTN
3.450%, 08/11/2023	120,000	120,232
Barclays
3.932%, ICE LIBOR USD 3 Month + 1.610%, 05/07/2025	80,000	78,755
Berkshire Hathaway Finance
3.850%, 03/15/2052	35,000	31,704
Blackstone Holdings Finance
2.000%, 01/30/2032 (A)	30,000	24,725
BNP Paribas
2.219%, U.S. SOFR + 2.074%, 06/09/2026 (A)	60,000	56,095
1.323%, U.S. SOFR + 1.004%, 01/13/2027 (A)	100,000	89,217
BPCE
1.652%, U.S. SOFR + 1.520%, 10/06/2026 (A)	50,000	45,190
CI Financial
4.100%, 06/15/2051	50,000	34,640
Citigroup
5.500%, 09/13/2025	50,000	52,158
4.300%, 11/20/2026	10,000	10,123
3.887%, ICE LIBOR USD 3 Month + 1.563%, 01/10/2028	10,000	9,805
3.200%, 10/21/2026	20,000	19,554
2.976%, U.S. SOFR + 1.422%, 11/05/2030	10,000	9,029
2.904%, U.S. SOFR + 1.379%, 11/03/2042	30,000	23,107
2.561%, U.S. SOFR + 1.167%, 05/01/2032	60,000	51,540
CNO Global Funding
1.750%, 10/07/2026 (A)	60,000	53,946
Corebridge Financial
3.900%, 04/05/2032 (A)	40,000	37,222
3.850%, 04/05/2029 (A)	75,000	71,148
3.500%, 04/04/2025 (A)	65,000	63,607
Credit Agricole
1.247%, U.S. SOFR + 0.892%, 01/26/2027 (A)	70,000	62,428
Credit Suisse Group
2.193%, U.S. SOFR + 2.044%, 06/05/2026 (A)	100,000	91,079
Credit Suisse NY
3.700%, 02/21/2025	105,000	103,602
Deutsche Bank NY
3.035%, U.S. SOFR + 1.718%, 05/28/2032	30,000	24,591
0.962%, 11/08/2023	70,000	67,446
0.898%, 05/28/2024	90,000	84,902
Discover Bank
3.350%, 02/06/2023	50,000	49,920

The Advisors’ Inner Circle Fund III	LGIM America
U.S. Credit Fund
July 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

FINANCIALS (continued)
Equitable Financial Life Global Funding MTN
1.300%, 07/12/2026 (A)	$25,000	$22,548
Federation des Caisses Desjardins du Quebec
0.700%, 05/21/2024 (A)	110,000	103,812
First American Financial
2.400%, 08/15/2031	80,000	63,210
GA Global Funding Trust
3.850%, 04/11/2025 (A)	90,000	88,294
1.950%, 09/15/2028 (A)	90,000	78,240
1.000%, 04/08/2024 (A)	100,000	94,568
Goldman Sachs Group
4.411%, ICE LIBOR USD 3 Month + 1.430%, 04/23/2039	20,000	19,046
3.800%, 03/15/2030	10,000	9,638
3.500%, 01/23/2025	50,000	49,959
3.436%, U.S. SOFR + 1.632%, 02/24/2043	40,000	33,455
3.210%, U.S. SOFR + 1.513%, 04/22/2042	65,000	52,459
2.640%, U.S. SOFR + 1.114%, 02/24/2028	70,000	65,182
2.600%, 02/07/2030	10,000	8,848
1.992%, U.S. SOFR + 1.090%, 01/27/2032	30,000	24,717
1.948%, U.S. SOFR + 0.913%, 10/21/2027	100,000	91,136
1.431%, U.S. SOFR + 0.798%, 03/09/2027	150,000	135,589
Goldman Sachs Group MTN
3.850%, 07/08/2024	40,000	40,230
Guardian Life Global Funding
1.400%, 07/06/2027 (A)	20,000	17,878
Huntington Bancshares
4.000%, 05/15/2025	40,000	40,304
ING Groep
4.625%, 01/06/2026 (A)	50,000	50,623
4.252%, U.S. SOFR + 2.070%, 03/28/2033	5,000	4,772
3.869%, U.S. SOFR + 1.640%, 03/28/2026	85,000	83,824
3.550%, 04/09/2024	70,000	69,670
Intercontinental Exchange
1.850%, 09/15/2032	50,000	41,282
JBS USA Food
2.500%, 01/15/2027 (A)	70,000	62,300
JPMorgan Chase
4.565%, U.S. SOFR + 1.750%, 06/14/2030	90,000	90,652
4.250%, 10/01/2027	30,000	30,535
3.897%, ICE LIBOR USD 3 Month + 1.220%, 01/23/2049	60,000	52,687
3.875%, 09/10/2024	10,000	10,061
3.375%, 05/01/2023	20,000	20,039
3.328%, U.S. SOFR + 1.580%, 04/22/2052	60,000	47,846
3.220%, ICE LIBOR USD 3 Month + 1.155%, 03/01/2025	50,000	49,489
2.069%, U.S. SOFR + 1.015%, 06/01/2029	80,000	70,626

The Advisors’ Inner Circle Fund III	LGIM America
U.S. Credit Fund
July 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

FINANCIALS (continued)
1.953%, U.S. SOFR + 1.065%, 02/04/2032	$40,000	$33,271
Morgan Stanley
4.210%, U.S. SOFR + 1.610%, 04/20/2028	80,000	79,951
3.217%, U.S. SOFR + 1.485%, 04/22/2042	85,000	70,520
Morgan Stanley MTN
2.475%, U.S. SOFR + 1.000%, 01/21/2028	60,000	55,857
2.239%, U.S. SOFR + 1.178%, 07/21/2032	40,000	33,729
2.188%, U.S. SOFR + 1.990%, 04/28/2026	100,000	95,262
Nationwide Building Society MTN
2.972%, U.S. SOFR + 1.290%, 02/16/2028 (A)	80,000	73,978
NatWest Group
2.359%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.150%, 05/22/2024	20,000	19,679
New York Life Global Funding
1.850%, 08/01/2031 (A)	40,000	33,567
PNC Financial Services Group
2.600%, 07/23/2026	130,000	125,484
Prudential Financial MTN
3.700%, 03/13/2051	10,000	8,631
RGA Global Funding
2.700%, 01/18/2029 (A)	65,000	58,809
Royal Bank of Canada MTN
2.300%, 11/03/2031	30,000	25,826
S&P Global
2.900%, 03/01/2032 (A)	110,000	102,090
2.450%, 03/01/2027 (A)	40,000	38,223
Sumitomo Mitsui Trust Bank
0.800%, 09/12/2023 (A)	90,000	87,222
SVB Financial Group
1.800%, 10/28/2026	90,000	81,622
Truist Bank
3.200%, 04/01/2024	110,000	110,031
2.250%, 03/11/2030	10,000	8,594
Truist Financial MTN
2.850%, 10/26/2024	40,000	39,653
UBS Group
4.488%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.550%, 05/12/2026 (A)	45,000	45,253
4.125%, 09/24/2025 (A)	20,000	20,087
US Bancorp
2.491%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 0.950%, 11/03/2036	60,000	50,693
Wells Fargo MTN
4.900%, 11/17/2045	30,000	29,086
4.897%, U.S. SOFR + 2.100%, 07/25/2033	20,000	20,707
4.650%, 11/04/2044	40,000	37,602
4.611%, U.S. SOFR + 2.130%, 04/25/2053	110,000	107,669
4.400%, 06/14/2046	30,000	27,181

The Advisors’ Inner Circle Fund III	LGIM America
U.S. Credit Fund
July 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

FINANCIALS (continued)
3.196%, ICE LIBOR USD 3 Month + 1.170%, 06/17/2027	$80,000	$76,936
2.572%, U.S. SOFR + 1.262%, 02/11/2031	60,000	52,904
2.393%, U.S. SOFR + 2.100%, 06/02/2028	120,000	110,110
Westpac Banking
3.020%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 1.530%, 11/18/2036	20,000	16,480
1.953%, 11/20/2028	110,000	98,726

		6,493,062

HEALTH CARE — 9.0%
Abbott Laboratories
4.900%, 11/30/2046	10,000	11,062
AbbVie
4.850%, 06/15/2044	20,000	20,262
4.550%, 03/15/2035	10,000	10,203
4.250%, 11/21/2049	70,000	65,704
4.050%, 11/21/2039	50,000	47,061
2.950%, 11/21/2026	170,000	165,820
Aetna
2.750%, 11/15/2022	40,000	39,989
Amgen
4.200%, 02/22/2052	10,000	9,304
3.350%, 02/22/2032	15,000	14,354
AstraZeneca
3.375%, 11/16/2025	30,000	30,087
Astrazeneca Finance
1.750%, 05/28/2028	90,000	82,519
1.200%, 05/28/2026	70,000	64,744
Boston Scientific
3.450%, 03/01/2024	31,000	31,028
Bristol-Myers Squibb
4.550%, 02/20/2048	24,000	24,601
3.700%, 03/15/2052	35,000	31,767
2.550%, 11/13/2050	40,000	29,674
Cigna
3.200%, 03/15/2040	10,000	8,385
CVS Health
3.000%, 08/15/2026	40,000	39,170
1.750%, 08/21/2030	60,000	50,358
Elevance Health
3.650%, 12/01/2027	70,000	70,245
Gilead Sciences
4.000%, 09/01/2036	30,000	29,312
GSK Consumer Healthcare Capital US
3.625%, 03/24/2032 (A)	35,000	33,926
3.024%, 03/24/2024 (A)	125,000	123,522

The Advisors’ Inner Circle Fund III	LGIM America
U.S. Credit Fund
July 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

HEALTH CARE (continued)
HCA
5.250%, 06/15/2049	$15,000	$14,057
5.125%, 06/15/2039	5,000	4,761
3.625%, 03/15/2032 (A)	120,000	108,947
Kaiser Foundation Hospitals
4.150%, 05/01/2047	30,000	28,711
Northwell Healthcare
4.260%, 11/01/2047	10,000	9,045
PerkinElmer
0.850%, 09/15/2024	70,000	65,661
Smith & Nephew
2.032%, 10/14/2030	40,000	33,006
Thermo Fisher Scientific
2.000%, 10/15/2031	17,000	15,107
1.750%, 10/15/2028	20,000	18,308
1.215%, 10/18/2024	220,000	210,340
UnitedHealth Group
4.200%, 05/15/2032	125,000	130,121
3.700%, 12/15/2025	30,000	30,504
3.500%, 06/15/2023	20,000	20,110
3.500%, 02/15/2024	70,000	70,508
3.250%, 05/15/2051	15,000	12,588
2.300%, 05/15/2031	85,000	77,049

		1,881,920

INDUSTRIALS — 8.6%
AerCap Ireland Capital DAC
3.300%, 01/30/2032	35,000	29,353
3.000%, 10/29/2028	60,000	52,455
2.450%, 10/29/2026	40,000	35,692
1.650%, 10/29/2024	110,000	102,289
1.150%, 10/29/2023	120,000	115,234
Boeing
5.805%, 05/01/2050	130,000	129,000
5.150%, 05/01/2030	60,000	60,527
5.040%, 05/01/2027	190,000	193,806
3.250%, 02/01/2028	30,000	27,903
3.100%, 05/01/2026	60,000	57,789
2.196%, 02/04/2026	110,000	102,438
Burlington Northern Santa Fe
4.150%, 04/01/2045	60,000	57,950
Canadian Pacific Railway
6.125%, 09/15/2115	30,000	33,365
3.100%, 12/02/2051	20,000	15,740
Carrier Global
2.242%, 02/15/2025	7,000	6,754

The Advisors’ Inner Circle Fund III	LGIM America
U.S. Credit Fund
July 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS CORPORATE OBLIGATIONS (continued)

	Face Amount	Value
INDUSTRIALS (continued)
CSX
4.100%, 11/15/2032	$100,000	$101,388
GE Capital International Funding Unlimited Co
4.418%, 11/15/2035	190,000	187,419
General Dynamics
1.875%, 08/15/2023	20,000	19,754
John Deere Capital MTN
2.650%, 06/24/2024	20,000	19,865
1.250%, 01/10/2025	115,000	110,198
Northrop Grumman
2.930%, 01/15/2025	90,000	89,175
Raytheon Technologies
4.450%, 11/16/2038	30,000	29,702
3.950%, 08/16/2025	70,000	71,356
Siemens Financieringsmaatschappij
1.700%, 03/11/2028 (A)	100,000	90,000
Union Pacific
3.500%, 02/14/2053	20,000	17,248
3.375%, 02/14/2042	10,000	8,817
Union Pacific MTN
3.550%, 08/15/2039	5,000	4,533
United Airlines 2019-1 Class AA Pass Through Trust
4.150%, 08/25/2031	30,000	27,904

		1,797,654

INFORMATION TECHNOLOGY — 5.1%
Adobe
2.150%, 02/01/2027	110,000	105,881
Analog Devices
1.700%, 10/01/2028	40,000	36,266
Apple
3.250%, 02/23/2026	50,000	50,448
3.000%, 02/09/2024	90,000	90,036
2.650%, 02/08/2051	120,000	93,585
2.375%, 02/08/2041	80,000	64,472
Broadcom
3.419%, 04/15/2033 (A)	100,000	86,437
3.137%, 11/15/2035 (A)	30,000	24,159
2.450%, 02/15/2031 (A)	60,000	50,154
Fidelity National Information Services
5.100%, 07/15/2032	90,000	93,656
Fiserv
3.200%, 07/01/2026	20,000	19,470
Mastercard
3.300%, 03/26/2027	30,000	30,219
Microsoft
2.921%, 03/17/2052	70,000	58,925

The Advisors’ Inner Circle Fund III	LGIM America
U.S. Credit Fund
July 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS CORPORATE OBLIGATIONS (continued)

	Face Amount	Value
INFORMATION TECHNOLOGY (continued)
2.875%, 02/06/2024	$10,000	$10,006
2.525%, 06/01/2050	20,000	15,551
2.400%, 08/08/2026	40,000	39,232
Oracle
4.000%, 11/15/2047	5,000	3,852
3.950%, 03/25/2051	5,000	3,872
3.850%, 07/15/2036	70,000	59,031
3.650%, 03/25/2041	25,000	19,429
3.600%, 04/01/2050	5,000	3,638
QUALCOMM
1.650%, 05/20/2032	20,000	17,006
salesforce.com
2.900%, 07/15/2051	30,000	24,120
Vontier
2.950%, 04/01/2031	90,000	71,119

		1,070,564

MATERIALS — 2.2%
Celanese US Holdings
6.165%, 07/15/2027	200,000	203,152
Eagle Materials
2.500%, 07/01/2031	80,000	64,917
Freeport-McMoRan
5.250%, 09/01/2029	67,000	66,054
4.625%, 08/01/2030	21,000	20,141
4.250%, 03/01/2030	10,000	9,381
International Flavors & Fragrances
3.268%, 11/15/2040 (A)	40,000	32,028
Minera Mexico
4.500%, 01/26/2050 (A)	30,000	23,681
PPG Industries
1.200%, 03/15/2026	50,000	45,650

		465,004

REAL ESTATE — 7.0%
Agree
2.000%, 06/15/2028	80,000	69,575
Alexandria Real Estate Equities
3.550%, 03/15/2052	50,000	39,811
American Campus Communities Operating Partnership
3.750%, 04/15/2023	60,000	59,851
Brixmor Operating Partnership
2.250%, 04/01/2028	40,000	34,901
Duke Realty
2.250%, 01/15/2032	25,000	21,570

The Advisors’ Inner Circle Fund III	LGIM America
U.S. Credit Fund
July 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS CORPORATE OBLIGATIONS (continued)

	Face Amount	Value
REAL ESTATE (continued)
Equinix
2.625%, 11/18/2024	$160,000	$155,072
Extra Space Storage
3.900%, 04/01/2029	80,000	76,724
Invitation Homes Operating Partnership
2.300%, 11/15/2028	70,000	60,194
Kimco Realty
3.125%, 06/01/2023	10,000	9,959
Mid-America Apartments
1.100%, 09/15/2026	50,000	44,658
Ontario Teachers’ Cadillac Fairview Properties Trust
2.500%, 10/15/2031 (A)	80,000	70,140
Piedmont Operating Partnership
2.750%, 04/01/2032	30,000	23,796
Public Storage
1.950%, 11/09/2028	60,000	53,700
Regency Centers
4.650%, 03/15/2049	25,000	22,977
Rexford Industrial Realty
2.150%, 09/01/2031	20,000	16,393
2.125%, 12/01/2030	55,000	45,697
Scentre Group Trust 1
3.750%, 03/23/2027 (A)	10,000	9,699
3.500%, 02/12/2025 (A)	20,000	19,566
3.250%, 10/28/2025 (A)	10,000	9,619
Simon Property Group
1.750%, 02/01/2028	80,000	70,643
Spirit Realty
3.200%, 02/15/2031	40,000	34,389
2.100%, 03/15/2028	40,000	34,285
Sun Communities Operating
2.300%, 11/01/2028	210,000	183,654
VICI Properties
4.950%, 02/15/2030	120,000	118,153
4.750%, 02/15/2028	95,000	93,356
4.625%, 12/01/2029 (A)	70,000	66,757
4.375%, 05/15/2025	40,000	39,601
4.125%, 08/15/2030 (A)	20,000	18,266

		1,503,006

UTILITIES — 8.2%
AES
3.300%, 07/15/2025 (A)	30,000	28,619
2.450%, 01/15/2031	10,000	8,456
Black Hills
4.350%, 05/01/2033	20,000	19,233

The Advisors’ Inner Circle Fund III	LGIM America
U.S. Credit Fund
July 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS CORPORATE OBLIGATIONS (continued)

	Face Amount	Value
UTILITIES (continued)
CenterPoint Energy Houston Electric
3.000%, 03/01/2032	$25,000	$23,653
2.900%, 07/01/2050	10,000	7,895
Cleco Corporate Holdings
3.375%, 09/15/2029	30,000	27,267
Commonwealth Edison
4.000%, 03/01/2049	20,000	18,699
3.200%, 11/15/2049	30,000	24,675
3.100%, 11/01/2024	20,000	19,923
3.000%, 03/01/2050	30,000	24,100
Constellation Energy Generation
6.250%, 10/01/2039	40,000	42,697
5.750%, 10/01/2041	50,000	50,421
5.600%, 06/15/2042	20,000	19,882
Consumers Energy
3.500%, 08/01/2051	10,000	8,787
Dominion Energy
3.375%, 04/01/2030	40,000	38,000
1.450%, 04/15/2026	140,000	129,837
Duke Energy Carolinas
2.850%, 03/15/2032	45,000	41,730
Duke Energy Ohio
4.300%, 02/01/2049	50,000	47,350
2.125%, 06/01/2030	20,000	17,439
Duke Energy Progress
4.100%, 05/15/2042	70,000	65,908
East Ohio Gas
3.000%, 06/15/2050 (A)	20,000	15,133
Entergy
2.950%, 09/01/2026	50,000	48,069
2.400%, 06/15/2031	70,000	59,122
Entergy Texas
3.550%, 09/30/2049	60,000	49,736
Eversource Energy
2.900%, 10/01/2024	50,000	49,085
Georgia Power
4.300%, 03/15/2043	60,000	54,642
Indiana Michigan Power
4.250%, 08/15/2048	10,000	9,117
Indianapolis Power & Light
4.050%, 05/01/2046 (A)	30,000	27,553
Jersey Central Power & Light
2.750%, 03/01/2032 (A)	60,000	52,936
MidAmerican Energy
3.150%, 04/15/2050	60,000	49,212
NextEra Energy Capital Holdings
4.450%, 06/20/2025	155,000	159,109

The Advisors’ Inner Circle Fund III	LGIM America
U.S. Credit Fund
July 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS CORPORATE OBLIGATIONS (continued)

	Face Amount	Value
UTILITIES (continued)
Oglethorpe Power
5.375%, 11/01/2040	$70,000	$71,579
5.250%, 09/01/2050	50,000	48,356
Oncor Electric Delivery
7.000%, 09/01/2022	80,000	80,193
3.750%, 04/01/2045	40,000	36,145
3.700%, 05/15/2050	10,000	9,044
Pacific Gas and Electric
2.500%, 02/01/2031	30,000	23,975
2.100%, 08/01/2027	70,000	59,984
Public Service of Colorado
3.200%, 03/01/2050	30,000	24,671
Puget Energy
2.379%, 06/15/2028	60,000	53,900
Sempra Energy
4.000%, 02/01/2048	10,000	8,780
3.800%, 02/01/2038	20,000	17,845
Southern
1.750%, 03/15/2028	30,000	26,444
Southern California Gas
4.300%, 01/15/2049	10,000	9,323
Union Electric
4.000%, 04/01/2048	20,000	18,218

		1,726,742

TOTAL CORPORATE OBLIGATIONS (Cost $21,867,113)		19,635,421

U.S. TREASURY OBLIGATIONS — 4.3%
U.S. Treasury Bond
3.250%, 05/15/2042	5,000	5,006
2.250%, 02/15/2052	1,050,000	884,789

TOTAL U.S. TREASURY OBLIGATIONS (Cost $875,468)		889,795

SOVEREIGN DEBT — 0.9%

Chile Government International Bond
4.340%, 03/07/2042	5,000	4,603
4.000%, 01/31/2052	5,000	4,316

The Advisors’ Inner Circle Fund III	LGIM America
U.S. Credit Fund
July 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS SOVEREIGN DEBT (continued)

	Face Amount	Value
Israel Government International Bond
3.875%, 07/03/2050	$20,000	$18,480
Japan Bank for International Cooperation
1.750%, 01/23/2023	10,000	9,942
Mexico Government International Bond
5.000%, 04/27/2051	15,000	13,110
4.500%, 01/31/2050	30,000	24,578
Panama Government International Bond
4.500%, 04/16/2050	30,000	24,702
3.160%, 01/23/2030	60,000	54,314
Perusahaan Penerbit SBSN Indonesia III
3.550%, 06/09/2051 (A)	10,000	8,300
Philippine Government International Bond
3.200%, 07/06/2046	30,000	23,940
2.950%, 05/05/2045	10,000	7,789

TOTAL SOVEREIGN DEBT (Cost $237,567)		194,074

MUNICIPAL BOND — 0.3%
CALIFORNIA — 0.3%
California State, GO
7.600%, 11/01/2040	50,000	69,877

TOTAL MUNICIPAL BOND (Cost $85,498)		69,877

TOTAL INVESTMENTS— 99.0% (Cost $23,065,646)		$20,789,167

Percentages are based on Net Assets of $21,008,948.

(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On July 31, 2022, the value of these securities amounted to $3,385,483, representing 16.1% of the Net Assets of the Fund.

DAC — Designated Activity Company

GO — General Obligations

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

REIT — Real Estate Investment Trust

SOFR — Secured Overnight Financing Rate

USD — U.S. Dollar

The Advisors’ Inner Circle Fund III	LGIM America
U.S. Credit Fund
July 31, 2022 (Unaudited)

As of July 31, 2022, all of the Fund’s investments were considered level 2, in accordance with ASC-820.

For information regarding the Fund’s policies regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The Advisors’ Inner Circle Fund III	LGIM America
Retirement Income 2040 Fund
July 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS EXCHANGE TRADED FUNDS — 137.0%

	Shares	Value
Legal & General Cash Flow Matched Bond Fund ,*	1,589	$15,225
Legal & General Long Duration U.S. Credit Fund ,*	2,084	17,120
Legal & General MSCI World Index Fund ,*	8,310	73,690
Legal & General U.S. Credit Fund ,*	1,608	14,105

TOTAL EXCHANGE TRADED FUNDS (Cost $128,993)		120,140

TOTAL INVESTMENTS— 137.0% (Cost $128,993)		$120,140

Percentages are based on Net Assets of $87,720.

*	Affiliated investment.

The following is a summary of the transactions with affiliates for the period ended July 31, 2022:

Value at 10/31/21	Purchases at Cost	Proceeds from Sales	Changes in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 07/31/22	Shares	Dividend Income
Legal & General Cash Flow Matched Bond Fund
$ -	$24,310	$(8,577)	$(263)	$(245)	$15,225	1,589	$101
Legal & General Long Duration U.S. Credit Fund
-	28,685	(8,648)	(1,911)	(1,006)	17,120	2,084	320
Legal & General MSCI World Index Fund
-	115,873	(33,842)	(5,887)	(2,454)	73,690	8,310	748
Legal & General U.S. Credit Fund
-	29,191	(13,086)	(792)	(1,208)	14,105	1,608	215
Totals:
$ -	$198,059	$(64,153)	$(8,853)	$(4,913)	$120,140	13,591	$1,384

Amounts designated as “—” are $0 or have been rounded to $0.

As of July 31, 2022, all of the Fund’s investments were considered Level 1, in accordance with ASC-820.

For information regarding the Fund’s policies regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The Advisors’ Inner Circle Fund III	LGIM America
Cash Flow Matched Bond Fund
July 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS CORPORATE OBLIGATIONS — 97.6%

	Face Amount	Value
COMMUNICATION SERVICES — 7.6%
Comcast
3.950%, 10/15/2025	$100,000	$101,732
Magallanes
3.755%, 03/15/2027 (A)	100,000	96,127
NTT Finance
1.162%, 04/03/2026 (A)	200,000	182,950
Paramount Global
4.750%, 05/15/2025	167,000	170,009
Sky
3.750%, 09/16/2024 (A)	200,000	200,544
Verizon Communications
0.850%, 11/20/2025	400,000	368,740
0.750%, 03/22/2024	500,000	481,039
Walt Disney
1.750%, 08/30/2024	250,000	242,979

		1,844,120

CONSUMER DISCRETIONARY — 6.3%
Amazon.com
0.800%, 06/03/2025	200,000	188,478
BMW US Capital
0.750%, 08/12/2024 (A)	125,000	118,597
General Motors
4.000%, 04/01/2025	250,000	249,139
Honda Motor
2.534%, 03/10/2027	100,000	95,816
Lowe’s
2.500%, 04/15/2026	300,000	290,651
McDonald’s MTN
1.450%, 09/01/2025	200,000	189,568
Target
1.950%, 01/15/2027	200,000	190,666
Volkswagen Group of America Finance
2.700%, 09/26/2022 (A)	200,000	199,804

		1,522,719

CONSUMER STAPLES — 8.2%
Altria Group
2.350%, 05/06/2025	100,000	96,321
Cargill
3.625%, 04/22/2027 (A)	100,000	100,347
0.400%, 02/02/2024 (A)	100,000	95,766
Diageo Capital
1.375%, 09/29/2025	200,000	188,521

The Advisors’ Inner Circle Fund III	LGIM America
Cash Flow Matched Bond Fund
July 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS CORPORATE OBLIGATIONS (continued)

	Face Amount	Value
CONSUMER STAPLES (continued)
Hormel Foods
0.650%, 06/03/2024	$100,000	$95,676
Mars
0.875%, 07/16/2026 (A)	200,000	180,845
McCormick
3.150%, 08/15/2024	150,000	148,624
PepsiCo
2.375%, 10/06/2026	150,000	146,471
Procter & Gamble
2.450%, 11/03/2026	200,000	195,965
Walmart
2.850%, 07/08/2024	250,000	249,367
2.350%, 12/15/2022	475,000	474,335

		1,972,238

ENERGY — 4.3%
BP Capital Markets
2.500%, 11/06/2022	250,000	249,626
Chevron
1.141%, 05/11/2023	100,000	98,493
ConocoPhillips
3.350%, 11/15/2024	250,000	250,183
Kinder Morgan
4.300%, 06/01/2025	150,000	151,475
Shell International Finance BV
3.500%, 11/13/2023	285,000	286,587

		1,036,364

FINANCIALS — 30.5%
Aflac
2.875%, 10/15/2026	150,000	147,009
1.125%, 03/15/2026	100,000	91,739
Allstate
0.750%, 12/15/2025	225,000	204,965
American Express
3.000%, 10/30/2024	100,000	99,062
Bank of America
3.004%, ICE LIBOR USD 3 Month + 0.790%, 12/20/2023	300,000	299,244
Bank of America MTN
3.559%, ICE LIBOR USD 3 Month + 1.060%, 04/23/2027	100,000	97,571
Bank of Montreal MTN
2.650%, 03/08/2027	125,000	118,926

The Advisors’ Inner Circle Fund III	LGIM America
Cash Flow Matched Bond Fund
July 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

FINANCIALS (continued)
Bank of Nova Scotia
0.400%, 09/15/2023	$200,000	$193,727
Berkshire Hathaway Finance
2.300%, 03/15/2027	150,000	145,798
Charles Schwab
3.850%, 05/21/2025	125,000	127,169
Citibank
3.650%, 01/23/2024	200,000	201,110
Citigroup
3.200%, 10/21/2026	250,000	244,427
Corebridge Financial
3.650%, 04/05/2027 (A)	175,000	168,495
European Investment Bank
0.375%, 07/24/2024	250,000	237,655
European Investment Bank MTN
3.125%, 12/14/2023	200,000	200,350
GA Global Funding Trust
0.800%, 09/13/2024 (A)	250,000	231,986
Goldman Sachs Group
3.625%, 02/20/2024	275,000	275,555
Inter-American Development Bank MTN
0.875%, 04/03/2025	300,000	284,324
International Bank for Reconstruction & Development
0.250%, 11/24/2023	350,000	337,691
Jackson Financial
1.125%, 11/22/2023 (A)	250,000	240,821
JPMorgan Chase
3.625%, 05/13/2024	200,000	201,852
1.561%, U.S. SOFR + 0.605%, 12/10/2025	450,000	423,451
Kreditanstalt fuer Wiederaufbau
2.000%, 10/04/2022	200,000	199,818
0.375%, 07/18/2025	350,000	324,761
MassMutual Global Funding II MTN
0.850%, 06/09/2023 (A)	200,000	195,704
MetLife
4.368%, 09/15/2023	100,000	101,249
Metropolitan Life Global Funding I MTN
0.700%, 09/27/2024 (A)	220,000	206,453
Morgan Stanley MTN
3.875%, 04/29/2024	200,000	201,590
2.720%, U.S. SOFR + 1.152%, 07/22/2025	200,000	194,914
New York Life Global Funding
2.350%, 07/14/2026 (A)	200,000	191,420
Northwestern Mutual Global Funding
1.750%, 01/11/2027 (A)	100,000	92,460
Royal Bank of Canada MTN
1.400%, 11/02/2026	100,000	90,768

The Advisors’ Inner Circle Fund III	LGIM America
Cash Flow Matched Bond Fund
July 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

FINANCIALS (continued)
S&P Global
2.450%, 03/01/2027 (A)	$200,000	$191,117
Toronto-Dominion Bank MTN
2.800%, 03/10/2027	200,000	191,493
1.950%, 01/12/2027	150,000	139,325
US Bancorp
1.450%, 05/12/2025	100,000	95,548
Wells Fargo MTN
3.550%, 09/29/2025	100,000	99,715
3.196%, ICE LIBOR USD 3 Month + 1.170%, 06/17/2027	250,000	240,425

		7,329,687

HEALTH CARE — 13.9%
Abbott Laboratories
3.750%, 11/30/2026	100,000	103,244
AbbVie
2.300%, 11/21/2022	600,000	598,886
Astrazeneca Finance
0.700%, 05/28/2024	100,000	95,386
Bristol-Myers Squibb
0.750%, 11/13/2025	155,000	143,816
Cigna
4.125%, 11/15/2025	100,000	101,527
CVS Health
4.750%, 12/01/2022	600,000	600,757
DH Europe Finance II Sarl
2.050%, 11/15/2022	500,000	498,225
Elevance Health
2.375%, 01/15/2025	100,000	97,479
0.450%, 03/15/2023	225,000	222,214
Gilead Sciences
0.750%, 09/29/2023	150,000	145,742
Johnson & Johnson
0.550%, 09/01/2025	150,000	140,408
Novartis Capital
2.400%, 09/21/2022	200,000	199,955
Pfizer
3.400%, 05/15/2024	150,000	151,242
UnitedHealth Group
3.700%, 12/15/2025	250,000	254,198

		3,353,079

The Advisors’ Inner Circle Fund III	LGIM America
Cash Flow Matched Bond Fund
July 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

INDUSTRIALS — 7.3%
Burlington Northern Santa Fe
3.650%, 09/01/2025	$300,000	$304,183
Canadian Pacific Railway
1.750%, 12/02/2026	325,000	302,149
Caterpillar Financial Services MTN
2.150%, 11/08/2024	175,000	171,813
John Deere Capital MTN
2.650%, 06/24/2024	270,000	268,176
Northrop Grumman
3.250%, 08/01/2023	250,000	249,778
Raytheon Technologies
2.650%, 11/01/2026	300,000	291,764
Waste Management
0.750%, 11/15/2025	200,000	183,912

		1,771,775

INFORMATION TECHNOLOGY — 6.5%
Apple
2.450%, 08/04/2026	170,000	166,695
2.400%, 05/03/2023	200,000	198,951
Mastercard
2.950%, 11/21/2026	100,000	99,219
Microsoft
2.400%, 08/08/2026	500,000	490,405
PayPal Holdings
2.650%, 10/01/2026	100,000	97,435
Salesforce
0.625%, 07/15/2024	250,000	238,674
Texas Instruments
1.125%, 09/15/2026	185,000	172,012
Visa
3.150%, 12/14/2025	100,000	100,101

		1,563,492

MATERIALS — 0.4%
Ecolab
1.650%, 02/01/2027	100,000	93,805

REAL ESTATE — 7.4%
Alexandria Real Estate Equities
3.950%, 01/15/2027	200,000	200,470

The Advisors’ Inner Circle Fund III	LGIM America
Cash Flow Matched Bond Fund
July 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

REAL ESTATE (continued)
American Campus Communities Operating Partnership
3.300%, 07/15/2026	$230,000	$228,135
ERP Operating
2.850%, 11/01/2026	250,000	240,334
Mid-America Apartments
1.100%, 09/15/2026	325,000	290,276
Public Storage
1.500%, 11/09/2026	300,000	277,477
Realty Income
4.625%, 11/01/2025	150,000	153,890
4.600%, 02/06/2024	100,000	101,356
Simon Property Group
2.000%, 09/13/2024	300,000	290,781

		1,782,719

UTILITIES — 5.2%
Entergy Louisiana
0.950%, 10/01/2024	100,000	94,777
National Rural Utilities Cooperative Finance MTN
1.000%, 10/18/2024	250,000	237,028
NextEra Energy Capital Holdings
1.875%, 01/15/2027	125,000	115,716
Oncor Electric Delivery
2.750%, 06/01/2024	175,000	172,809
Public Service Electric and Gas MTN
2.250%, 09/15/2026	200,000	191,296
Southern California Gas
2.950%, 04/15/2027	175,000	171,366
Virginia Electric and Power
3.450%, 09/01/2022	275,000	274,766

		1,257,758

TOTAL CORPORATE OBLIGATIONS (Cost $24,450,746)		23,527,756

TOTAL INVESTMENTS— 97.6% (Cost $24,450,746)		$23,527,756

Percentages are based on Net Assets of $24,104,293.

The Advisors’ Inner Circle Fund III	LGIM America
Cash Flow Matched Bond Fund
July 31, 2022 (Unaudited)

(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On July 31, 2022, the value of these securities amounted to $2,693,436, representing 11.2% of the Net Assets of the Fund.

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

REIT — Real Estate Investment Trust

SOFR — Secured Overnight Financing Rate

VAR — Variable Rate

USD — U.S. Dollar

As of July 31, 2022, all of the Fund’s investments were considered level 2, in accordance with ASC-820.

For information regarding the Fund’s policies regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The Advisors’ Inner Circle Fund III	LGIM America
Global Developed Equity Index Fund
July 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 98.4%

	Shares	Value

COMMUNICATION SERVICES — 7.0%
Activision Blizzard	327	$26,144
Adevinta, Cl B (A)	103	783
Alphabet, Cl A (A)	2,520	293,126
Alphabet, Cl C (A)	2,360	275,270
AMC Entertainment Holdings, Cl A (A)	206	2,999
AT&T	3,007	56,472
Auto Trader Group (B)	384	2,960
BCE	29	1,465
Bollore	355	1,792
BT Group, Cl A	2,950	5,824
Cable One	2	2,753
Cameco	159	4,095
Cellnex Telecom (A) (B)	244	10,914
Charter Communications, Cl A (A)	50	21,605
Comcast, Cl A	1,904	71,438
CyberAgent	200	1,996
Dentsu Group	100	3,493
Deutsche Telekom	1,336	25,383
DISH Network, Cl A (A)	99	1,720
Electronic Arts	114	14,960
Elisa	57	3,152
Embracer Group, Cl B (A)	370	2,820
Fox	190	6,160
Hakuhodo DY Holdings	100	1,029
HKT Trust & HKT	2,000	2,802
IAC (A)	32	2,192
Informa	602	4,378
Infrastrutture Wireless Italiane (B)	136	1,429
Interpublic Group of	158	4,720
Kakaku.com	100	1,959
KDDI	700	22,444
Koninklijke KPN	1,350	4,454
Liberty Broadband, Cl C (A)	56	6,100
Liberty Global (A)	138	3,159
Liberty Global, Cl A (A)	65	1,414
Liberty Media -Liberty Formula One, Cl C (A)	78	5,286
Liberty Media -Liberty SiriusXM (A)	119	4,742
Live Nation Entertainment (A)	66	6,203
Lumen Technologies	377	4,106
Match Group (A)	119	8,724
Meta Platforms, Cl A (A)	968	154,009
Netflix (A)	184	41,382
News	157	2,691
Nexon	200	4,540
Nippon Telegraph & Telephone	500	14,283
Omnicom Group	86	6,006
Orange	801	8,185
Paramount Global, Cl B	243	5,747

The Advisors’ Inner Circle Fund III	LGIM America
Global Developed Equity Index Fund
July 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK (continued)

	Shares	Value

COMMUNICATION SERVICES (continued)
Pearson	303	$2,804
Pinterest, Cl A (A)	222	4,325
Proximus SADP	62	859
Publicis Groupe	91	4,842
Quebecor, Cl B	67	1,489
REA Group	21	1,853
ROBLOX, Cl A (A)	155	6,654
Rogers Communications, Cl B	142	6,528
Roku, Cl A (A)	47	3,080
Scout24 (B)	35	2,001
Sea ADR (A)	160	12,211
SEEK	134	2,170
Shaw Communications, Cl B	181	4,896
Singapore Telecommunications (A)	3,300	6,240
Sirius XM Holdings	405	2,705
Snap, Cl A (A)	464	4,584
SoftBank	1,200	13,875
SoftBank Group	500	21,003
Spark New Zealand	747	2,402
Swisscom	10	5,407
Take-Two Interactive Software (A)	71	9,424
Tele2, Cl B	205	2,342
Telecom Italia (A)	4,001	887
Telefonica	2,112	9,427
Telefonica Deutschland Holding	419	1,114
Telenor	281	3,412
Telia	1,093	4,038
Telstra	1,669	4,561
TELUS	179	4,121
T-Mobile US (A)	267	38,197
Toho	100	3,971
Twitter (A)	322	13,399
Ubisoft Entertainment (A)	37	1,575
United Internet	39	1,027
Universal Music Group	291	6,587
Verizon Communications	1,775	81,987
Vivendi	311	2,952
Vodafone Group	11,628	17,136
Walt Disney (A)	756	80,212
Warner Bros Discovery (A)	945	14,175
WPP	478	5,159
Z Holdings	1,100	3,888
ZoomInfo Technologies, Cl A (A)	126	4,774

		1,583,601

CONSUMER DISCRETIONARY — 10.8%
Accor (A)	68	1,765
adidas	77	13,320
Advance Auto Parts	25	4,840

The Advisors’ Inner Circle Fund III	LGIM America
Global Developed Equity Index Fund
July 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK (continued)

	Shares	Value

CONSUMER DISCRETIONARY (continued)
Ageas	69	$3,011
Airbnb, Cl A (A)	143	15,870
Aisin	100	2,970
Allianz	174	31,599
Amazon.com (A)	3,840	518,208
Aptiv (A)	119	12,482
Aramark	92	3,073
Aristocrat Leisure	241	6,012
AutoZone (A)	9	19,237
Bandai Namco Holdings	100	7,812
Barratt Developments	408	2,502
Bath & Body Works	106	3,767
Bayerische Motoren Werke	147	12,012
Berkeley Group Holdings (A)	45	2,332
Best Buy	90	6,929
Booking Holdings (A)	17	32,907
BorgWarner	96	3,692
Bridgestone	200	7,801
BRP	22	1,673
Burberry Group	162	3,561
Burlington Stores (A)	27	3,811
Caesars Entertainment (A)	86	3,929
Canadian Tire, Cl A	23	2,955
CarMax (A)	65	6,470
Carnival (A)	393	3,561
Carvana, Cl A (A)	30	875
Chewy, Cl A (A)	36	1,397
Chipotle Mexican Grill, Cl A (A)	12	18,771
Chow Tai Fook Jewellery Group	800	1,582
Cie Financiere Richemont, Cl A	223	26,889
Cie Generale des Etablissements Michelin SCA	312	8,731
Compass Group	779	18,257
Continental	44	3,135
Darden Restaurants	52	6,473
Delivery Hero (A) (B)	65	3,136
Denso	200	10,939
D’ieteren Group	13	2,134
Dollar General	96	23,849
Dollar Tree (A)	90	14,882
Dollarama	116	7,030
Domino’s Pizza	15	5,882
Domino’s Pizza Enterprises	24	1,227
DoorDash, Cl A (A)	84	5,859
DR Horton	138	10,768
eBay	261	12,692
Electrolux, Cl B	92	1,327
Entain (A)	235	3,458
EssilorLuxottica	125	19,598
Etsy (A)	51	5,290

The Advisors’ Inner Circle Fund III	LGIM America
Global Developed Equity Index Fund
July 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK (continued)

	Shares	Value

CONSUMER DISCRETIONARY (continued)
Evolution (B)	84	$8,151
Expedia Group (A)	65	6,893
Ferrari	51	10,831
Flutter Entertainment (A)	67	6,727
Ford Motor	1,675	24,606
Galaxy Entertainment Group (A)	1,000	5,949
Garmin	62	6,053
General Motors (A)	561	20,342
Genting Singapore	2,400	1,402
Genuine Parts	57	8,714
Gildan Activewear	79	2,315
H & M Hennes & Mauritz, Cl B	294	3,762
Hasbro	52	4,093
Hermes International	13	17,835
Hilton Worldwide Holdings	122	15,625
Home Depot	434	130,608
Honda Motor	700	17,939
Hydro One (B)	132	3,685
IDP Education	84	1,690
Iida Group Holdings	100	1,637
Industria de Diseno Textil	490	11,901
InterContinental Hotels Group	73	4,327
Isuzu Motors	200	2,194
JD Sports Fashion	1,032	1,639
Just Eat Takeaway.com (A) (B)	72	1,320
Kering	32	18,320
Kingfisher	846	2,677
Klepierre (A)	81	1,800
Koito Manufacturing	100	3,287
La Francaise des Jeux SAEM (B)	38	1,357
Las Vegas Sands (A)	138	5,201
Lear	24	3,627
Lennar, Cl A	110	9,350
LKQ	112	6,142
Lottery (A)	890	2,823
Lowe’s	278	53,245
Lucid Group (A)	162	2,957
Lululemon Athletica (A)	52	16,147
Marriott International, Cl A	120	19,058
Mazda Motor	200	1,686
McDonald’s	307	80,855
MercadoLibre (A)	20	16,274
Mercedes-Benz Group	330	19,461
MGM Resorts International	154	5,040
Mohawk Industries (A)	24	3,084
Moncler	82	4,111
Newell Brands	153	3,092
Next	53	4,412
NIKE, Cl B	537	61,712

The Advisors’ Inner Circle Fund III	LGIM America
Global Developed Equity Index Fund
July 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK (continued)

	Shares	Value

CONSUMER DISCRETIONARY (continued)
Nissan Motor	900	$3,423
NVR (A)	2	8,786
O’Reilly Automotive (A)	28	19,701
Oriental Land	100	15,183
Pan Pacific International Holdings	200	3,114
Panasonic Holdings	900	7,431
Pandora	40	2,972
Peloton Interactive, Cl A (A)	112	1,063
Persimmon	128	2,952
Pool	16	5,723
Prosus	357	23,289
PulteGroup	104	4,536
Puma	42	2,836
Rakuten Group (A)	400	1,983
Renault (A)	77	2,277
Restaurant Brands International	114	6,112
Rivian Automotive, Cl A (A)	69	2,367
Ross Stores	147	11,945
Royal Caribbean Cruises (A)	92	3,561
Sands China (A)	1,200	2,815
SEB	11	926
Sekisui Chemical	200	2,814
Sekisui House	200	3,542
Sharp (A)	100	805
Sodexo	35	2,844
Sony Group	500	42,414
Starbucks	472	40,016
Stellantis	993	14,260
Subaru	300	5,220
Sumitomo Electric Industries	300	3,345
Suzuki Motor	200	6,556
Swatch Group	90	4,495
Target	198	32,349
Taylor Wimpey	1,459	2,271
Tesla (A)	367	327,162
TJX	491	30,030
Toyota Motor	4,400	71,417
Tractor Supply	46	8,808
Ulta Beauty (A)	25	9,723
USS	100	1,962
Vail Resorts	16	3,794
Valeo	92	1,976
VF	134	5,987
Volkswagen	13	2,575
Volvo Car, Cl B (A)	276	2,055
Wayfair, Cl A (A)	29	1,563
Wesfarmers	496	16,252
Whirlpool	25	4,322
Whitbread	81	2,578

The Advisors’ Inner Circle Fund III	LGIM America
Global Developed Equity Index Fund
July 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK (continued)

	Shares	Value

CONSUMER DISCRETIONARY (continued)
Wynn Resorts (A)	42	$2,666
Yamaha	100	4,265
Yamaha Motor	100	1,932
Yum! Brands	117	14,337
Zalando (A)	89	2,506

		2,428,074

CONSUMER STAPLES — 7.2%
Aeon	300	6,050
Ajinomoto	200	5,263
Alimentation Couche-Tard	367	16,396
Altria Group	753	33,026
Anheuser-Busch InBev	373	19,981
Archer-Daniels-Midland	244	20,196
Asahi Group Holdings	200	6,953
Associated British Foods	143	2,921
Barry Callebaut	2	4,431
Beiersdorf	40	4,125
British American Tobacco	928	36,363
Brown-Forman, Cl B	124	9,203
Budweiser Brewing APAC (B)	700	1,938
Bunge	57	5,263
Campbell Soup	79	3,899
Carlsberg, Cl B	40	5,174
Carrefour	254	4,329
Chocoladefabriken Lindt & Spruengli	1	11,059
Church & Dwight	99	8,709
Clorox	49	6,950
Coca-Cola	1,703	109,281
Coca-Cola Europacific Partners	82	4,438
Coca-Cola HBC (A)	80	1,969
Coles Group	538	7,086
Colgate-Palmolive	340	26,772
Conagra Brands	193	6,603
Constellation Brands, Cl A	69	16,995
Costco Wholesale	184	99,599
Danone	286	15,770
Davide Campari-Milano	210	2,331
Diageo	973	46,093
Empire	68	2,064
Endeavour Group	545	3,036
Essity, Cl B	246	6,262
Estee Lauder, Cl A	99	27,037
General Mills	265	19,819
George Weston	31	3,700
Haleon (A)	2,111	7,502
Heineken	118	11,633
Heineken Holding	46	3,635
HelloFresh (A)	66	1,824

The Advisors’ Inner Circle Fund III	LGIM America
Global Developed Equity Index Fund
July 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK (continued)

	Shares	Value

CONSUMER STAPLES (continued)
Henkel & KGaA	42	$2,648
Hershey	65	14,817
Hormel Foods	120	5,921
Imperial Brands	379	8,322
J M Smucker	44	5,822
J Sainsbury	710	1,915
Japan Tobacco	500	8,978
JDE Peet’s	40	1,160
Jeronimo Martins SGPS	115	2,662
Kao	200	8,699
Kellogg	103	7,614
Kerry Group, Cl A	64	6,755
Kesko, Cl B	110	2,721
Keurig Dr Pepper	345	13,365
Kikkoman	100	5,929
Kimberly-Clark	146	19,241
Kirin Holdings	300	4,935
Koninklijke Ahold Delhaize	471	12,971
Kraft Heinz	320	11,786
Kroger	285	13,235
McCormick	100	8,735
MEIJI Holdings	100	5,221
Metro, Cl A	100	5,537
Molson Coors Beverage, Cl B	76	4,541
Mondelez International, Cl A	591	37,848
Monster Beverage (A)	163	16,238
Mowi	176	4,061
Nestle	1,165	142,744
Nisshin Seifun Group	100	1,231
Ocado Group (A)	196	2,015
Orkla	302	2,607
PepsiCo	580	101,477
Pernod Ricard	86	16,894
Philip Morris International	646	62,759
Procter & Gamble	1,002	139,188
Reckitt Benckiser Group	293	23,767
Remy Cointreau	9	1,778
Salmar	33	2,364
Seven & i Holdings	300	12,228
Shiseido	200	8,227
Suntory Beverage & Food	100	3,946
Swedish Match	637	6,668
Sysco	204	17,320
Tesco	3,114	9,987
Treasury Wine Estates	289	2,491
Tyson Foods, Cl A	118	10,385
Unicharm	200	7,244
Unilever	1,078	52,502
Walgreens Boots Alliance	291	11,529

The Advisors’ Inner Circle Fund III	LGIM America
Global Developed Equity Index Fund
July 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK (continued)

	Shares	Value

CONSUMER STAPLES (continued)
Walmart	633	$83,588
WH Group	3,500	2,651
Wilmar International	800	2,331
Woolworths Group	509	13,391
Yakult Honsha	100	6,090

		1,624,757

ENERGY — 5.0%
Aker	77	2,576
Aker BP	50	1,737
Ampol	95	2,251
APA	147	5,464
ARC Resources	288	4,039
Baker Hughes, Cl A	400	10,276
BP	8,183	40,050
Canadian Natural Resources	493	27,223
Cenovus Energy	595	11,337
Cheniere Energy	97	14,509
Chevron	815	133,481
ConocoPhillips	548	53,392
Coterra Energy	355	10,859
Devon Energy	258	16,215
Diamondback Energy	69	8,833
Enbridge	866	38,892
ENEOS Holdings	1,200	4,642
Eni	1,008	12,117
EOG Resources	247	27,471
Equinor	392	15,094
Equities	144	6,340
Exxon Mobil	1,769	171,469
Galp Energia SGPS	200	2,111
Halliburton	395	11,574
Hess	112	12,597
Idemitsu Kosan	100	2,600
Imperial Oil	99	4,745
Inpex	400	4,585
Keyera	88	2,281
Kinder Morgan	829	14,914
Marathon Oil	304	7,539
Marathon Petroleum	235	21,540
Neste	170	8,742
Occidental Petroleum	389	25,577
OMV	59	2,513
ONEOK	179	10,693
Parkland	61	1,712
Pembina Pipeline	220	8,399
Phillips 66	210	18,690
Pioneer Natural Resources	99	23,458
Repsol	581	7,238

The Advisors’ Inner Circle Fund III	LGIM America
Global Developed Equity Index Fund
July 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK (continued)

	Shares	Value

ENERGY (continued)
Santos	1,288	$6,696
Schlumberger	592	21,922
Shell	3,163	84,377
Suncor Energy	595	20,193
Targa Resources	89	6,151
TC Energy	431	22,978
Tenaris	189	2,645
TotalEnergies	1,046	53,427
Tourmaline Oil	124	7,769
Valero Energy	169	18,720
Williams	528	18,000
Woodside Energy Group (A)	840	18,971

		1,091,624

FINANCIALS — 13.1%
3i Group	390	6,060
ABN AMRO Bank (B)	177	1,805
abrdn	871	1,766
Admiral Group	77	1,800
Aegon	732	3,215
Aflac	255	14,611
AIA Group	5,000	50,233
Alleghany (A)	6	5,025
Allstate	119	13,919
Ally Financial	144	4,762
American Express	265	40,815
American Financial Group	29	3,877
American International Group	343	17,757
Ameriprise Financial	46	12,416
Amundi (B)	24	1,303
Annaly Capital Management	578	3,977
Aon, Cl A	86	25,029
Apollo Global Management	156	8,908
Arch Capital Group (A)	159	7,060
Arthur J Gallagher	93	16,646
Assurant	24	4,219
ASX	78	4,848
Australia & New Zealand Banking Group	1,169	18,892
Aviva	1,190	5,763
AXA	847	19,517
Baloise Holding	19	3,027
Banco Bilbao Vizcaya Argentaria	2,906	13,169
Banco Santander	7,186	17,978
Bank Hapoalim	640	5,965
Bank Leumi Le-Israel	582	5,659
Bank of America	3,024	102,241
Bank of Montreal	279	27,814
Bank of New York Mellon	329	14,298
Bank of Nova Scotia	517	31,495

The Advisors’ Inner Circle Fund III	LGIM America
Global Developed Equity Index Fund
July 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK (continued)

	Shares	Value

FINANCIALS (continued)
Barclays	7,354	$14,087
Berkshire Hathaway, Cl B (A)	538	161,723
BlackRock, Cl A	63	42,158
Blackstone	288	29,396
BNP Paribas	461	21,781
BOC Hong Kong Holdings	1,500	5,426
Brookfield Asset Management, Cl A	601	29,821
Brown & Brown	96	6,250
CaixaBank	1,775	5,330
Canadian Imperial Bank of Commerce	372	18,819
Capital One Financial	178	19,550
Carlyle Group	64	2,490
Cboe Global Markets	43	5,305
Charles Schwab	605	41,775
Chiba Bank	200	1,109
Chubb	179	33,767
Cincinnati Financial	61	5,938
Citigroup	824	42,766
Citizens Financial Group	245	9,303
CME Group, Cl A	153	30,520
Coinbase Global, Cl A (A)	53	3,337
Commerzbank (A)	401	2,747
Commonwealth Bank of Australia	719	51,061
Concordia Financial Group	400	1,361
Credit Suisse Group	1,062	6,177
Dai-ichi Life Holdings	400	6,958
Daiwa Securities Group	600	2,770
Danske Bank (A)	276	3,860
DBS Group Holdings	800	18,255
Deutsche Bank	828	7,242
Deutsche Boerse	77	13,441
Discover Financial Services	120	12,120
DNB Bank	373	7,358
Equitable Holdings	148	4,208
Equities	119	3,230
Erie Indemnity, Cl A	10	2,034
Erste Group Bank	138	3,499
Eurazeo	16	1,143
Euronext (B)	34	2,770
Everest Re Group	16	4,182
EXOR	43	3,024
FactSet Research Systems	15	6,445
Fairfax Financial Holdings	10	5,387
Fidelity National Financial	109	4,356
Fifth Third Bancorp	277	9,451
FinecoBank Banca Fineco	245	3,045
First Citizens BancShares, Cl A	5	3,783
First Republic Bank	71	11,552
Franklin Resources	121	3,321

The Advisors’ Inner Circle Fund III	LGIM America
Global Developed Equity Index Fund
July 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK (continued)

	Shares	Value

FINANCIALS (continued)
Futu Holdings ADR (A)	20	$832
Gjensidige Forsikring	80	1,673
Globe Life	39	3,928
Goldman Sachs Group	142	47,341
Great-West Lifeco	112	2,722
Groupe Bruxelles Lambert	45	3,983
Hang Seng Bank	300	4,839
Hannover Rueck	24	3,404
Hargreaves Lansdown	143	1,480
Hartford Financial Services Group	139	8,961
Hong Kong Exchanges & Clearing	500	22,945
HSBC Holdings	8,527	53,413
Huntington Bancshares	592	7,868
iA Financial	43	2,366
IGM Financial	33	958
Industrivarden, Cl A	68	1,774
Industrivarden, Cl C	32	825
ING Groep	1,608	15,620
Insurance Australia Group	988	3,109
Intact Financial	71	10,568
Intercontinental Exchange	241	24,580
Intesa Sanpaolo	6,933	12,311
Invesco	139	2,466
Investor, Cl A	199	4,091
Investor, Cl B	750	13,996
Israel Discount Bank, Cl A	466	2,650
Japan Exchange Group	200	3,180
Japan Post Bank	200	1,600
Japan Post Holdings	1,000	7,200
Japan Post Insurance	100	1,617
JPMorgan Chase	1,227	141,547
Julius Baer Group	89	4,602
KBC Group	100	5,238
KeyCorp	383	7,009
Kinnevik, Cl B (A)	98	1,765
KKR	248	13,754
L E Lundbergforetagen, Cl B	32	1,519
Legal & General Group	2,388	7,626
Lincoln National	71	3,645
Lloyds Banking Group	30,594	16,939
Loblaw	69	6,281
Loews	88	5,126
London Stock Exchange Group	132	12,882
LPL Financial Holdings	36	7,557
LVMH Moet Hennessy Louis Vuitton	116	80,545
M&G	1,037	2,703
M&T Bank	75	13,309
Macquarie Group	156	19,965
Manulife Financial	819	14,992

The Advisors’ Inner Circle Fund III	LGIM America
Global Developed Equity Index Fund
July 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK (continued)

	Shares	Value

FINANCIALS (continued)
Markel (A)	6	$7,783
MarketAxess Holdings	15	4,062
Marsh & McLennan	213	34,923
Medibank Pvt	1,105	2,657
Mediobanca Banca di Credito Finanziario	248	2,127
MetLife	295	18,659
Mitsubishi HC Capital	300	1,454
Mitsubishi UFJ Financial Group	4,900	27,609
Mizrahi Tefahot Bank (A)	56	2,082
Mizuho Financial Group	1,000	11,926
Moody’s	72	22,338
Morgan Stanley	551	46,449
MS&AD Insurance Group Holdings	200	6,486
MSCI, Cl A	32	15,403
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	58	13,149
Nasdaq	47	8,502
National Australia Bank	1,350	29,155
NatWest Group	2,306	7,004
NN Group	111	5,208
Nomura Holdings	1,200	4,579
Nordea Bank Abp	1,495	14,741
Northern Trust	79	7,883
Onex	31	1,657
ORIX	500	8,911
Oversea-Chinese Banking	1,400	11,865
Partners Group Holding	10	10,918
Phoenix Group Holdings	260	2,048
PNC Financial Services Group	172	28,542
Poste Italiane (B)	209	1,756
Power Corp of Canada	224	6,087
Principal Financial Group	108	7,230
Progressive	249	28,650
Prudential	1,155	14,246
Prudential Financial	155	15,498
QBE Insurance Group	591	4,779
Raymond James Financial	74	7,287
Regions Financial	382	8,091
Resona Holdings	800	3,109
Royal Bank of Canada	605	58,991
S&P Global	150	56,540
Sampo, Cl A	200	8,641
SBI Holdings	100	2,029
Schroders	50	1,814
SEI Investments	48	2,657
Shizuoka Bank	200	1,210
Signature Bank NY	24	4,454
Singapore Exchange	300	2,150
Skandinaviska Enskilda Banken, Cl A	657	7,118

The Advisors’ Inner Circle Fund III	LGIM America
Global Developed Equity Index Fund
July 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK (continued)

	Shares	Value

FINANCIALS (continued)
Societe Generale	325	$7,282
Sofina	6	1,405
Sompo Holdings	100	4,463
St. James’s Place	216	3,245
Standard Chartered	1,054	7,265
State Street	163	11,580
Sumitomo Mitsui Financial Group	600	18,823
Sumitomo Mitsui Trust Holdings	200	6,570
Sun Life Financial	235	10,912
Suncorp Group	514	4,059
SVB Financial Group (A)	24	9,685
Svenska Handelsbanken, Cl A	590	5,305
Swedbank	366	5,069
Swiss Life Holding	13	6,887
Swiss Re	135	10,130
Synchrony Financial	228	7,633
T Rowe Price Group	107	13,211
T&D Holdings	200	2,264
Tokio Marine Holdings	300	17,562
Toronto-Dominion Bank	779	50,601
Tradeweb Markets, Cl A	42	2,962
Travelers	103	16,346
Truist Financial	571	28,818
Tryg	145	3,306
UBS Group	1,450	23,694
UniCredit	854	8,446
United Overseas Bank	500	9,976
Upstart Holdings (A)	20	487
US Bancorp	601	28,367
W R Berkley	85	5,315
Webster Financial	74	3,437
Wells Fargo	1,611	70,675
Wendel	11	1,012
Westpac Banking	1,467	22,215
Willis Towers Watson	52	10,761
Zurich Insurance Group	65	28,374

		2,959,203

HEALTH CARE — 13.3%
Abbott Laboratories	740	80,542
AbbVie	736	105,623
ABIOMED (A)	18	5,274
Agilent Technologies	133	17,835
Alcon	220	17,315
Align Technology (A)	33	9,272
Alnylam Pharmaceuticals (A)	48	6,818
AmerisourceBergen, Cl A	62	9,048
Amgen	231	57,166
Amplifon	50	1,653

The Advisors’ Inner Circle Fund III	LGIM America
Global Developed Equity Index Fund
July 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK (continued)

	Shares	Value

HEALTH CARE (continued)
Argenx (A)	23	$8,402
Asahi Intecc	100	1,850
Astellas Pharma	800	12,529
AstraZeneca	651	85,634
Avantor (A)	255	7,400
Bachem Holding, Cl B	15	1,012
Bausch Health (A)	122	562
Baxter International	218	12,788
Bayer	408	23,799
Becton Dickinson and	117	28,584
Biogen (A)	60	12,904
BioMarin Pharmaceutical (A)	74	6,368
BioMerieux	17	1,840
Bio-Rad Laboratories, Cl A (A)	9	5,069
Bio-Techne	16	6,165
Boston Scientific (A)	605	24,835
Bristol-Myers Squibb	904	66,697
Cardinal Health	116	6,909
Carl Zeiss Meditec	16	2,335
Catalent (A)	68	7,691
Centene (A)	252	23,428
Charles River Laboratories International (A)	20	5,011
Chugai Pharmaceutical	300	8,428
Cigna	132	36,348
Cochlear	26	3,919
Coloplast, Cl B	48	5,618
Cooper	20	6,540
CSL	202	41,131
CVS Health	549	52,528
Daiichi Sankyo	800	21,212
Danaher	287	83,652
DaVita (A)	27	2,272
Demant (A)	43	1,638
DENTSPLY SIRONA	88	3,182
Dexcom (A)	156	12,804
DiaSorin	10	1,391
Edwards Lifesciences (A)	267	26,844
Eisai	100	4,579
Elanco Animal Health (A)	171	3,464
Elevance Health	100	47,710
Eli Lilly	336	110,776
Eurofins Scientific	54	4,210
Exact Sciences (A)	69	3,112
Fisher & Paykel Healthcare	231	3,089
Fresenius & KGaA	168	4,299
Fresenius Medical Care & KGaA	82	3,040
Genmab (A)	26	9,251
Getinge, Cl B	92	2,076
Gilead Sciences	530	31,668

The Advisors’ Inner Circle Fund III	LGIM America
Global Developed Equity Index Fund
July 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK (continued)

	Shares	Value

HEALTH CARE (continued)
GN Store Nord	50	$1,741
Grifols (A)	120	1,751
GSK	1,688	35,465
HCA Healthcare	103	21,879
Henry Schein (A)	56	4,414
Hikma Pharmaceuticals	70	1,480
Hologic (A)	102	7,281
Horizon Therapeutics (A)	86	7,135
Hoya	200	20,038
Humana	53	25,546
IDEXX Laboratories (A)	37	14,770
Illumina (A)	64	13,868
Incyte (A)	75	5,826
Insulet (A)	28	6,938
Intuitive Surgical (A)	149	34,295
Ipsen	15	1,517
IQVIA Holdings (A)	84	20,183
Jazz Pharmaceuticals (A)	25	3,902
Johnson & Johnson	1,094	190,925
Koninklijke Philips	381	7,885
Kyowa Kirin	100	2,358
Laboratory Corp of America Holdings	39	10,225
Lonza Group	31	18,840
M3 (A)	200	6,968
Masimo (A)	21	3,036
McKesson	62	21,178
Medtronic	559	51,719
Merck	1,063	94,968
Merck KGaA	52	9,904
Mettler-Toledo International (A)	10	13,497
Moderna (A)	145	23,793
Molina Healthcare (A)	23	7,538
Neurocrine Biosciences (A)	38	3,577
Novartis	922	79,227
Novo Nordisk, Cl B	711	82,813
Novocure (A)	37	2,516
Olympus	500	10,701
Ono Pharmaceutical	200	5,624
Orion, Cl B	43	2,053
Otsuka Holdings	200	7,145
PerkinElmer	58	8,884
Pfizer	2,348	118,597
QIAGEN (A)	92	4,611
Quest Diagnostics	49	6,692
Ramsay Health Care	73	3,606
Recordati Industria Chimica e Farmaceutica	42	1,863
Regeneron Pharmaceuticals (A)	45	26,176
ResMed	65	15,634
Roche Holding	303	101,581

The Advisors’ Inner Circle Fund III	LGIM America
Global Developed Equity Index Fund
July 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK (continued)

	Shares	Value

HEALTH CARE (continued)
Royalty Pharma, Cl A	137	$5,958
Sanofi	477	47,401
Sartorius Stedim Biotech	11	4,400
Seagen (A)	55	9,899
Shionogi	100	5,129
Siemens Healthineers (B)	113	5,791
Smith & Nephew	352	4,513
Sonic Healthcare	182	4,383
Sonova Holding	22	7,924
STERIS	40	9,026
Straumann Holding	53	7,168
Stryker	144	30,924
Swedish Orphan Biovitrum (A)	89	1,955
Sysmex	100	7,001
Takeda Pharmaceutical	600	17,604
Teladoc Health (A)	57	2,100
Teleflex	19	4,569
Terumo	300	10,243
Teva Pharmaceutical Industries ADR (A)	442	4,146
Thermo Fisher Scientific	162	96,942
UCB	51	3,985
UnitedHealth Group	394	213,682
Universal Health Services, Cl B	30	3,374
Veeva Systems, Cl A (A)	56	12,520
Vertex Pharmaceuticals (A)	107	30,004
Viatris, Cl W (A)	485	4,700
Vifor Pharma	20	3,582
Waters (A)	25	9,101
West Pharmaceutical Services	30	10,307
Zimmer Biomet Holdings	84	9,273
Zoetis, Cl A	199	36,327

		2,993,233

INDUSTRIALS — 9.8%
3M	244	34,951
A O Smith	53	3,353
ABB	710	21,584
ACS Actividades de Construccion y Servicios	105	2,524
Adecco Group	62	2,184
Aena SME (A) (B)	30	3,795
AerCap Holdings (A)	60	2,692
Aeroports de Paris (A)	12	1,658
AGC	100	3,645
Air Canada (A)	70	951
Airbus	242	26,093
Alfa Laval	127	3,797
Allegion	36	3,805
Alstom	127	3,018
AMERCO (A)	4	2,148

The Advisors’ Inner Circle Fund III	LGIM America
Global Developed Equity Index Fund
July 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK (continued)

	Shares	Value

INDUSTRIALS (continued)
AMETEK	93	$11,485
ANA Holdings (A)	100	1,867
AP Moller - Maersk, Cl A	1	2,679
AP Moller - Maersk, Cl B	2	5,461
Ashtead Group	179	10,076
Assa Abloy, Cl B	418	9,876
Atlantia	199	4,599
Atlas Copco, Cl A	1,196	13,980
Atlas Copco, Cl B	596	6,191
Auckland International Airport (A)	500	2,348
Aurizon Holdings	739	2,092
BAE Systems	1,289	12,115
Boeing (A)	236	37,597
Booz Allen Hamilton Holding, Cl A	54	5,183
Bouygues	92	2,781
Brambles	578	4,652
Brenntag	62	4,355
Bunzl	135	5,067
Bureau Veritas	118	3,255
CAE (A)	127	3,360
Canadian National Railway	253	32,052
Canadian Pacific Railway	400	31,540
Carrier Global	364	14,753
Caterpillar	222	44,011
Central Japan Railway	100	11,710
CH Robinson Worldwide	53	5,867
Cie de Saint-Gobain	225	10,492
Cintas	38	16,169
CK Hutchison Holdings	1,000	6,633
Clarivate (A)	141	2,043
CNH Industrial	410	5,282
Copart (A)	97	12,426
CoStar Group (A)	181	13,139
Credit Agricole	495	4,561
CSX	910	29,420
Cummins	58	12,836
Dai Nippon Printing	100	2,207
Daikin Industries	100	17,538
Daimler Truck Holding (A)	215	5,875
Dassault Aviation	10	1,430
DCC	40	2,612
Deere	120	41,182
Delta Air Lines (A)	64	2,035
Deutsche Lufthansa (A)	239	1,471
Deutsche Post	425	16,974
Dover	58	7,753
DSV	81	13,648
East Japan Railway	100	5,221
Eaton	170	25,227

The Advisors’ Inner Circle Fund III	LGIM America
Global Developed Equity Index Fund
July 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK (continued)

	Shares	Value

INDUSTRIALS (continued)
Eiffage	33	$3,097
Elbit Systems	11	2,538
Emerson Electric	256	23,058
Epiroc, Cl A	400	7,073
Equifax	49	10,237
Expeditors International of Washington	68	7,225
Experian	409	14,320
FANUC	100	17,246
Fastenal	234	12,018
FedEx	109	25,407
Ferguson	99	12,454
Ferrovial	196	5,248
Fortive	136	8,765
Fortune Brands Home & Security	55	3,832
Fuji Electric	100	4,517
GEA Group	61	2,277
Geberit	16	8,427
Generac Holdings (A)	25	6,707
General Dynamics	101	22,894
General Electric	463	34,220
GFL Environmental	63	1,744
Grab Holdings, Cl A (A)	505	1,490
Hankyu Hanshin Holdings	100	2,901
HEICO, Cl A	55	7,022
Hitachi	400	20,251
Honeywell International	288	55,428
Howmet Aerospace	155	5,755
Huntington Ingalls Industries	16	3,469
Husqvarna, Cl B	169	1,347
IDEX	30	6,263
Illinois Tool Works	133	27,632
IMCD	23	3,683
Indutrade	114	2,679
Ingersoll Rand	162	8,068
Intertek Group	65	3,474
Investment Latour, Cl B	61	1,518
ITOCHU	500	14,555
Jacobs Engineering Group	52	7,140
Japan Airlines (A)	100	1,732
Jardine Matheson Holdings	100	5,281
JB Hunt Transport Services	34	6,231
Johnson Controls International	289	15,580
Kajima	200	2,283
Keio	100	3,829
Keppel	600	2,998
Kingspan Group	62	4,013
KION Group	29	1,323
Knight-Swift Transportation Holdings, Cl A	63	3,462
Knorr-Bremse	29	1,728

The Advisors’ Inner Circle Fund III	LGIM America
Global Developed Equity Index Fund
July 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK (continued)

	Shares	Value

INDUSTRIALS (continued)
Komatsu	400	$9,247
Kone, Cl B	136	6,215
Kongsberg Gruppen	46	1,695
Kornit Digital (A)	19	517
Kubota	400	6,641
Kuehne + Nagel International	22	5,925
Kurita Water Industries	100	4,056
L3Harris Technologies	81	19,438
Legrand	107	8,760
Leidos Holdings	54	5,778
Lennox International	13	3,114
Lifco, Cl B	94	1,830
Lixil	100	2,070
Lockheed Martin	102	42,209
Lyft, Cl A (A)	105	1,455
Magna International	114	7,279
Makita	100	2,444
Marubeni	600	5,581
Masco	99	5,483
Melrose Industries	1,750	3,445
MINEBEA MITSUMI	100	1,799
MISUMI Group	100	2,488
Mitsubishi	500	14,860
Mitsubishi Electric	800	8,443
Mitsubishi Heavy Industries	100	3,713
Mitsui	600	13,237
Mitsui OSK Lines	100	2,742
MonotaRO	100	1,786
MTR	500	2,648
MTU Aero Engines	21	4,060
NGK Insulators	100	1,463
Nibe Industrier, Cl B	574	5,783
Nidec	200	13,899
Nihon M&A Center Holdings	100	1,338
Nippon Yusen	100	7,855
Nordson	21	4,851
Norfolk Southern	99	24,866
Northrop Grumman	62	29,692
Obayashi	300	2,206
Odakyu Electric Railway	100	1,434
Old Dominion Freight Line	39	11,837
Otis Worldwide	191	14,930
Owens Corning	41	3,802
PACCAR	155	14,186
Parker-Hannifin	58	16,767
Pentair	66	3,227
Persol Holdings	100	2,070
Plug Power (A)	207	4,417
Prysmian	102	3,243

The Advisors’ Inner Circle Fund III	LGIM America
Global Developed Equity Index Fund
July 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK (continued)

	Shares	Value

INDUSTRIALS (continued)
Qantas Airways (A)	368	$1,186
Quanta Services	65	9,017
Randstad	48	2,426
Rational	2	1,394
Raytheon Technologies	613	57,138
Recruit Holdings	600	22,424
Reece	117	1,264
RELX	825	24,428
Rentokil Initial	745	4,919
Republic Services, Cl A	89	12,341
Rheinmetall	19	3,484
Ritchie Bros Auctioneers	44	3,171
Robert Half International	45	3,561
Rockwell Automation	47	11,998
ROCKWOOL, Cl B	3	743
Rollins	89	3,433
Rolls-Royce Holdings (A)	3,352	3,664
Safran	149	16,377
Schindler Holding	24	4,646
Schneider Electric	228	31,533
Secom	100	6,679
Securitas, Cl B	129	1,304
Sensata Technologies Holding	63	2,802
SG Holdings	100	1,908
SGS	3	7,321
Shimizu	200	1,134
Siemens	319	35,582
Siemens Energy	160	2,659
Siemens Gamesa Renewable Energy (A)	96	1,766
Singapore Airlines (A)	500	1,978
Singapore Technologies Engineering	600	1,749
SITC International Holdings	1,000	3,405
Skanska, Cl B	138	2,354
SKF, Cl B	154	2,592
Smiths Group	159	3,001
Snap-on	22	4,929
Southwest Airlines (A)	59	2,249
Spirax-Sarco Engineering	30	4,377
Stanley Black & Decker	65	6,326
Sumitomo	500	7,030
Taisei	100	3,191
Techtronic Industries	500	5,548
Teleperformance	24	8,026
Textron	90	5,908
TFI International	34	3,396
Thales	43	5,347
Thomson Reuters	70	7,860
Tobu Railway	100	2,374
Tokyu	200	2,452

The Advisors’ Inner Circle Fund III	LGIM America
Global Developed Equity Index Fund
July 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK (continued)

	Shares	Value

INDUSTRIALS (continued)
TOPPAN INC	100	$1,702
Toromont Industries	33	2,779
Toshiba	200	8,114
TOTO	100	3,406
Toyota Industries	100	6,089
Toyota Tsusho	100	3,413
Trane Technologies	96	14,111
TransDigm Group (A)	23	14,314
TransUnion	77	6,101
Transurban Group	1,383	14,137
Uber Technologies (A)	613	14,375
Union Pacific	269	61,144
United Parcel Service, Cl B	302	58,857
United Rentals (A)	29	9,357
VAT Group (B)	11	3,203
Verisk Analytics, Cl A	71	13,508
Vestas Wind Systems	405	10,645
Vinci	223	21,376
Volvo, Cl A	85	1,584
Volvo, Cl B	641	11,509
Wartsila Abp	190	1,669
Washington H Soul Pattinson	87	1,575
Waste Connections	108	14,404
Waste Management	170	27,975
West Japan Railway	100	3,673
Westinghouse Air Brake Technologies	72	6,730
Wolters Kluwer	107	11,620
WSP Global	47	5,671
WW Grainger	21	11,414
Xinyi Glass Holdings	1,000	1,972
Xylem	72	6,626
Yamato Holdings	100	1,750
Yaskawa Electric	100	3,502
ZIM Integrated Shipping Services	37	1,843

		2,227,129

INFORMATION TECHNOLOGY — 21.9%
Accenture, Cl A	261	79,934
Adobe (A)	198	81,204
Advanced Micro Devices (A)	692	65,337
Advantest	100	5,948
Adyen (A)	9	16,189
Affirm Holdings, Cl A (A)	75	2,013
Akamai Technologies (A)	65	6,254
Amadeus IT Group (A)	180	10,496
Amphenol, Cl A	260	20,054
Analog Devices	216	37,143
ANSYS (A)	35	9,765
Apple	6,818	1,107,993

The Advisors’ Inner Circle Fund III	LGIM America
Global Developed Equity Index Fund
July 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK (continued)

	Shares	Value

INFORMATION TECHNOLOGY (continued)
Applied Materials	364	$38,577
AppLovin, Cl A (A)	57	2,026
Arista Networks (A)	111	12,946
Arrow Electronics (A)	29	3,717
ASML Holding	168	96,559
Assicurazioni Generali	444	6,638
Autodesk (A)	89	19,252
Automatic Data Processing	179	43,160
Avalara (A)	35	3,060
AVEVA Group	48	1,389
Bechtle	33	1,526
Bentley Systems, Cl B	70	2,772
Bill.com Holdings (A)	44	5,944
Black Knight (A)	63	4,138
BlackBerry (A)	216	1,328
Block (A)	32	2,470
Block, Cl A (A)	187	14,223
Broadcom	171	91,567
Broadridge Financial Solutions	47	7,546
Brother Industries	100	1,873
Cadence Design Systems (A)	113	21,027
Canon	400	9,463
Capgemini	71	13,542
CDW	55	9,984
Ceridian HCM Holding (A)	54	2,958
CGI, Cl A (A)	88	7,546
Check Point Software Technologies (A)	43	5,358
Cisco Systems	1,728	78,399
Citrix Systems (A)	50	5,071
Cloudflare, Cl A (A)	112	5,636
Cognex	71	3,620
Cognizant Technology Solutions, Cl A	218	14,815
Computershare	218	3,852
Constellation Software	9	15,310
Corning	361	13,270
Coupa Software (A)	29	1,897
Crowdstrike Holdings, Cl A (A)	85	15,606
CyberArk Software (A)	16	2,082
Dassault Systemes	264	11,323
Datadog, Cl A (A)	94	9,589
Dell Technologies, Cl C	137	6,173
DocuSign, Cl A (A)	78	4,990
Dropbox, Cl A (A)	126	2,865
Dynatrace (A)	74	2,785
Edenred	100	5,133
Enphase Energy (A)	60	17,051
Entegris	54	5,935
EPAM Systems (A)	23	8,033
F5 (A)	24	4,017

The Advisors’ Inner Circle Fund III	LGIM America
Global Developed Equity Index Fund
July 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK (continued)

	Shares	Value

INFORMATION TECHNOLOGY (continued)
Fair Isaac (A)	11	$5,082
Fidelity National Information Services	251	25,642
Fiserv (A)	265	28,005
FleetCor Technologies (A)	31	6,823
Fortinet (A)	280	16,702
FUJIFILM Holdings	200	11,424
Fujitsu	100	13,406
Gartner (A)	34	9,026
Getlink	176	3,523
Global Payments	118	14,434
GoDaddy, Cl A (A)	68	5,044
Guidewire Software (A)	32	2,487
Halma	152	4,281
Hamamatsu Photonics	100	4,544
Hewlett Packard Enterprise	523	7,448
Hexagon, Cl B	793	9,337
HP	450	15,026
HubSpot (A)	18	5,544
Ibiden	100	2,951
Infineon Technologies	566	15,522
Intel	1,700	61,727
International Business Machines	375	49,046
Intuit	111	50,635
Jack Henry & Associates	30	6,233
Juniper Networks	131	3,672
Keyence	100	39,634
Keysight Technologies (A)	83	13,496
KLA	65	24,930
Kyocera	100	5,559
Lam Research	57	28,529
Lightspeed Commerce (A)	43	923
Logitech International	69	3,882
Marvell Technology	352	19,599
Mastercard, Cl A	366	129,487
Microchip Technology	241	16,595
Micron Technology	468	28,951
Microsoft	2,979	836,324
MongoDB, Cl A (A)	27	8,437
Monolithic Power Systems	18	8,365
Motorola Solutions	77	18,371
Murata Manufacturing	200	11,682
National Bank of Canada	135	9,472
NEC	100	3,691
Nemetschek	23	1,540
NetApp	90	6,420
Nexi (A) (B)	187	1,698
Nice (A)	25	5,337
Nokia	2,161	11,256
Nomura Research Institute	200	6,009

The Advisors’ Inner Circle Fund III	LGIM America
Global Developed Equity Index Fund
July 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK (continued)

	Shares	Value

INFORMATION TECHNOLOGY (continued)
NortonLifeLock	233	$5,716
NTT Data	300	4,540
Nuvei (A) (B)	23	804
NVIDIA	1,042	189,258
NXP Semiconductors	106	19,491
Okta, Cl A (A)	65	6,399
Omron	100	5,593
ON Semiconductor (A)	173	11,553
Open Text	109	4,459
Oracle	673	52,386
Otsuka	100	3,119
Palantir Technologies, Cl A (A)	636	6,583
Palo Alto Networks (A)	40	19,964
Paychex	143	18,344
Paycom Software (A)	20	6,610
PayPal Holdings (A)	466	40,323
PTC (A)	45	5,552
Qorvo (A)	45	4,683
QUALCOMM	477	69,194
Renesas Electronics (A)	500	4,762
Ricoh	300	2,413
RingCentral, Cl A (A)	31	1,534
Roper Technologies	46	20,087
Sage Group	422	3,637
Salesforce (A)	417	76,736
SAP	435	40,573
Saputo	100	2,470
SCSK	100	1,761
Seagate Technology Holdings	82	6,558
Seiko Epson	100	1,502
ServiceNow (A)	84	37,519
Shimadzu	100	3,558
Shopify, Cl A (A)	470	16,373
Sinch (A) (B)	210	532
Skyworks Solutions	66	7,186
Snowflake, Cl A (A)	90	13,492
SolarEdge Technologies (A)	21	7,563
Splunk (A)	66	6,858
SS&C Technologies Holdings	92	5,444
STMicroelectronics	274	10,370
SUMCO	100	1,399
Synopsys (A)	63	23,153
TDK	200	6,299
TE Connectivity	141	18,856
Teledyne Technologies (A)	19	7,437
Telefonaktiebolaget LM Ericsson, Cl B	1,173	8,922
Temenos	27	2,143
Teradyne	66	6,659
Texas Instruments	384	68,694

The Advisors’ Inner Circle Fund III	LGIM America
Global Developed Equity Index Fund
July 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK (continued)

	Shares	Value

INFORMATION TECHNOLOGY (continued)
TIS	100	$2,835
Tokyo Electron	100	34,419
Tower Semiconductor (A)	50	2,383
Trade Desk, Cl A (A)	174	7,830
Trend Micro (A)	100	5,811
Trimble (A)	101	7,012
Twilio, Cl A (A)	67	5,682
Tyler Technologies (A)	16	6,384
Unity Software (A)	88	3,290
Venture	100	1,274
VeriSign (A)	40	7,566
Visa, Cl A	693	146,992
VMware, Cl A (A)	84	9,761
Western Digital (A)	124	6,088
Western Union	163	2,774
WiseTech Global	59	2,089
Wix.com (A)	22	1,305
Workday, Cl A (A)	87	13,494
Worldline (A) (B)	96	4,237
Xero (A)	54	3,557
Yokogawa Electric	100	1,773
Zebra Technologies, Cl A (A)	25	8,942
Zendesk (A)	48	3,620
Zoom Video Communications, Cl A (A)	87	9,036
Zscaler (A)	33	5,117

		4,920,454

MATERIALS — 4.4%
Agnico Eagle Mines	211	9,072
Air Liquide	222	30,521
Air Products and Chemicals	90	22,341
Akzo Nobel	75	5,048
Albemarle	47	11,483
Alcoa	78	3,969
Amcor	616	7,977
Anglo American	528	19,085
Antofagasta	158	2,248
ArcelorMittal	269	6,637
Arkema	25	2,368
Asahi Kasei	500	4,011
ASM International	19	5,836
Avery Dennison	33	6,285
Ball	131	9,618
Barrick Gold	778	12,260
BASF	398	17,737
BHP Group	2,101	57,758
BlueScope Steel	202	2,373
Boliden	110	3,676
CCL Industries, Cl B	61	3,064

The Advisors’ Inner Circle Fund III	LGIM America
Global Developed Equity Index Fund
July 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK (continued)

	Shares	Value

MATERIALS (continued)
Celanese, Cl A	45	$5,288
CF Industries Holdings	86	8,212
Chr Hansen Holding	42	2,749
Clariant	87	1,630
Cleveland-Cliffs (A)	221	3,914
Corteva	294	16,920
Covestro (B)	77	2,597
CRH	343	13,162
Croda International	56	5,121
Crown Holdings	53	5,389
Dow	302	16,069
DuPont de Nemours	206	12,613
Eastman Chemical	54	5,180
Ecolab	111	18,334
EMS-Chemie Holding	3	2,382
Evolution Mining	734	1,356
Evonik Industries	84	1,792
First Quantum Minerals	235	4,294
FMC	52	5,777
Fortescue Metals Group	678	8,725
Franco-Nevada	77	9,860
Freeport-McMoRan	623	19,656
Givaudan	4	13,982
Glencore	4,033	22,858
HeidelbergCement	60	3,056
Hitachi Metals (A)	100	1,538
Holcim	249	11,675
Holmen, Cl B	53	2,178
ICL Group	283	2,579
International Flavors & Fragrances	111	13,770
International Paper	149	6,373
Ivanhoe Mines, Cl A (A)	242	1,504
James Hardie Industries	178	4,396
JFE Holdings	200	2,255
Johnson Matthey	78	2,039
JSR	100	2,770
Kinross Gold	506	1,735
Koninklijke DSM	78	12,492
Linde	213	64,326
L’Oreal	100	37,806
Lundin Mining	265	1,494
LyondellBasell Industries, Cl A	107	9,536
Martin Marietta Materials	25	8,802
Mineral Resources	79	3,010
Mitsubishi Chemical Group	500	2,812
Mitsui Chemicals	100	2,106
Mondi	194	3,682
Mosaic	148	7,794
Newcrest Mining	372	5,013

The Advisors’ Inner Circle Fund III	LGIM America
Global Developed Equity Index Fund
July 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK (continued)

	Shares	Value

MATERIALS (continued)
Newmont	342	$15,486
Nippon Paint Holdings	300	2,293
Nippon Sanso Holdings	100	1,686
Nippon Steel	300	4,464
Nissan Chemical	100	5,113
Nitto Denko	100	6,440
Norsk Hydro	539	3,652
Northern Star Resources	443	2,435
Novozymes, Cl B	82	5,238
Nucor	118	16,024
Nutrien	232	19,860
OCI	49	1,701
Oji Holdings	300	1,251
Orica	163	1,932
Packaging Corp of America	38	5,343
Pan American Silver	84	1,709
PPG Industries	105	13,575
Rio Tinto	621	38,969
RPM International	52	4,701
Sandvik	438	8,071
Sealed Air	60	3,667
Sherwin-Williams	106	25,646
Shin-Etsu Chemical	200	25,619
Sika	62	15,320
Smurfit Kappa Group	99	3,588
Solvay	30	2,635
South32	1,872	5,102
Steel Dynamics	82	6,386
Stora Enso, Cl R	233	3,603
Sumitomo Chemical	600	2,358
Sumitomo Metal Mining	100	3,144
Svenska Cellulosa SCA, Cl B	246	3,596
Symrise, Cl A	52	6,068
Teck Resources, Cl B	189	5,557
TMX Group	23	2,360
Toray Industries	600	3,286
Tosoh	100	1,303
Umicore	79	2,862
UPM-Kymmene	214	6,781
voestalpine	47	1,058
Vulcan Materials	61	10,085
West Fraser Timber	38	3,558
Westlake	19	1,849
Westrock	107	4,533
Wheaton Precious Metals	180	6,176

The Advisors’ Inner Circle Fund III	LGIM America
Global Developed Equity Index Fund
July 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK (continued)

	Shares	Value

MATERIALS (continued)
Yara International	66	$2,813

		984,864

REAL ESTATE — 2.9%
Alexandria Real Estate Equities ‡	72	11,936
American Homes 4 Rent, Cl A ‡	162	6,137
American Tower ‡	189	51,187
Aroundtown	400	1,283
Ascendas Real Estate Investment Trust ‡	1,300	2,798
AvalonBay Communities ‡	62	13,264
Azrieli Group	17	1,363
Boston Properties ‡	59	5,379
British Land ‡	353	2,122
Camden Property Trust ‡	40	5,644
Canadian Apartment Properties REIT ‡	34	1,288
CapitaLand Integrated Commercial Trust ‡	1,900	3,001
Capitaland Investment	1,100	3,130
CBRE Group, Cl A (A)	135	11,559
City Developments	200	1,124
CK Asset Holdings	1,000	7,080
Covivio ‡	21	1,328
Crown Castle ‡	183	33,061
Daiwa House Industry	200	4,942
Daiwa House REIT Investment ‡	1	2,407
Dexus ‡	431	2,896
Digital Realty Trust ‡	125	16,556
Duke Realty ‡	152	9,509
Equinix ‡	37	26,038
Equity LifeStyle Properties ‡	70	5,146
Equity Residential ‡	161	12,621
ESR Group (A) (B)	800	2,080
Essex Property Trust ‡	26	7,450
Extra Space Storage ‡	54	10,234
Fastighets Balder, Cl B (A)	258	1,648
FirstService	16	2,141
Gecina ‡	18	1,846
GLP J-Reit ‡	2	2,630
Goodman Group ‡	757	11,079
GPT Group ‡	767	2,468
Hang Lung Properties	1,000	1,825
Healthcare Realty Trust, Cl A ‡	160	4,200
Healthpeak Properties ‡	216	5,968
Henderson Land Development	1,000	3,481
Hongkong Land Holdings	500	2,510
Host Hotels & Resorts ‡	286	5,094
Hulic	200	1,604
Invitation Homes ‡	270	10,538
Iron Mountain ‡	116	5,625
Japan Metropolitan Fund Invest ‡	3	2,445

The Advisors’ Inner Circle Fund III	LGIM America
Global Developed Equity Index Fund
July 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK (continued)

	Shares	Value

REAL ESTATE (continued)
Kimco Realty ‡	272	$6,014
Land Securities Group ‡	282	2,520
LEG Immobilien	29	2,635
Lendlease	276	2,000
Link REIT ‡	1,000	8,374
Mapletree Logistics Trust ‡	1,300	1,659
Mapletree Pan Asia Commercial ‡	900	1,240
Medical Properties Trust ‡	239	4,120
Mid-America Apartment Communities ‡	47	8,729
Mirvac Group ‡	1,578	2,391
Mitsubishi Estate	500	7,426
Mitsui Fudosan	400	8,940
New World Development	1,000	3,344
Nippon Building Fund ‡	1	5,305
Nippon Prologis REIT ‡	1	2,601
Nomura Real Estate Holdings	100	2,426
Nomura Real Estate Master Fund ‡	2	2,506
Prologis ‡	309	40,961
Public Storage ‡	65	21,217
Realty Income ‡	262	19,385
Regency Centers ‡	61	3,930
RioCan Real Estate Investment Trust ‡	62	995
Sagax, Cl B	65	1,675
SBA Communications, Cl A ‡	44	14,775
Scentre Group ‡	2,078	4,258
Segro ‡	485	6,488
Simon Property Group ‡	143	15,536
Sino Land	2,000	2,972
Stockland ‡	955	2,588
Sumitomo Realty & Development	100	2,761
Sun Communities ‡	46	7,542
Sun Hung Kai Properties	500	5,969
Swire Properties	400	953
Swiss Prime Site	31	2,823
UDR ‡	119	5,760
Unibail-Rodamco-Westfield ‡,(A)	50	2,839
UOL Group	200	1,081
Ventas ‡	186	10,003
VICI Properties ‡	406	13,881
Vicinity Centres ‡	1,548	2,265
Vonovia	283	9,430
Vornado Realty Trust ‡	65	1,975
Warehouses De Pauw CVA ‡	82	2,787
Welltower ‡	187	16,146
Weyerhaeuser ‡	298	10,823
Wharf Real Estate Investment	1,000	4,451
WP Carey ‡	74	6,608

The Advisors’ Inner Circle Fund III	LGIM America
Global Developed Equity Index Fund
July 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK (continued)

	Shares	Value

REAL ESTATE (continued)
Zillow Group, Cl C (A)	59	$2,058

		644,830

UTILITIES — 2.9%
Acciona	15	3,087
AES	267	5,933
Algonquin Power & Utilities	269	3,762
Alliant Energy	100	6,093
AltaGas	112	2,495
Ameren	103	9,591
American Electric Power	222	21,880
American Water Works	73	11,347
APA Group	473	3,878
Atmos Energy	53	6,434
Brookfield Renewable, Cl A	52	2,034
Canadian Utilities, Cl A	51	1,651
CenterPoint Energy	285	9,032
Chubu Electric Power	300	3,200
CLP Holdings	500	4,240
CMS Energy	116	7,973
Consolidated Edison	142	14,096
Constellation Energy	143	9,452
Dominion Energy	350	28,693
DTE Energy	78	10,163
Duke Energy	327	35,947
E.ON	1,009	9,070
Edison International	152	10,301
EDP - Energias de Portugal	1,108	5,605
EDP Renovaveis	115	2,991
Electricite de France	228	2,769
Elia Group	12	1,822
Emera	103	4,883
Enagas	100	1,974
Endesa	127	2,328
Enel	3,525	17,770
Engie	825	10,207
Entergy	81	9,326
Essential Utilities	94	4,882
Evergy	92	6,280
Eversource Energy	142	12,527
Exelon	430	19,991
FirstEnergy	218	8,960
Fortis	193	9,117
Fortum	178	1,998
HK Electric Investments & HK Electric Investments	1,000	905
Hong Kong & China Gas	5,000	5,281
Iberdrola	2,393	25,553
Kansai Electric Power (A)	300	3,042
Mercury NZ	275	1,052

The Advisors’ Inner Circle Fund III	LGIM America
Global Developed Equity Index Fund
July 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK (continued)

	Shares	Value

UTILITIES (continued)
Meridian Energy	513	$1,610
National Grid	1,551	21,357
Naturgy Energy Group	78	2,288
NextEra Energy	828	69,958
NiSource	157	4,773
Northland Power	90	2,950
NRG Energy	98	3,699
Origin Energy	706	2,964
Orsted (B)	76	8,848
Osaka Gas	200	3,596
PG&E (A)	596	6,473
Power Assets Holdings	500	3,274
PPL	309	8,986
Public Service Enterprise Group	203	13,331
Red Electrica	174	3,421
RWE	292	12,012
Sempra Energy	130	21,554
Severn Trent	101	3,631
Snam	811	4,069
Southern	454	34,908
SSE	487	10,518
Terna - Rete Elettrica Nazionale	566	4,333
Tokyo Electric Power Holdings (A)	600	2,361
Tokyo Gas	200	3,928
UGI	84	3,625
Uniper	37	247
United Utilities Group	274	3,641
Veolia Environnement	263	6,578
Verbund	27	2,969
Vistra	174	4,498
WEC Energy Group	126	13,080
Xcel Energy	223	16,319

		685,414

TOTAL COMMON STOCK (Cost $24,907,640)		22,143,183

PREFERRED STOCK — 0.1%

	Shares	Value

CONSUMER DISCRETIONARY — 0.1%
Bayerische Motoren Werke, 0.000% (C)	23	1,746
Porsche Automobil Holding, 0.000% (C)	61	4,415

The Advisors’ Inner Circle Fund III	LGIM America
Global Developed Equity Index Fund
July 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS PREFERRED STOCK (continued)

	Shares	Value

CONSUMER DISCRETIONARY (continued)
Volkswagen, 0.000% (C)	76	$10,746

		16,907

CONSUMER STAPLES — 0.0%
Henkel & KGaA, 0.000% (C)	72	4,600

HEALTH CARE — 0.0%
Sartorius, 0.000% (C)	11	4,920

TOTAL PREFERRED STOCK (Cost $34,865)		26,427

RIGHTS — 0.0%

	Number of Rights
Aust and NZ Banking, Expires 08/22/2022	78	217
Telefonica ‡‡,(A)	2,112	316
Iberdrola ‡‡,(A)	2,393	657

TOTAL RIGHTS (Cost $—)		1,190

TOTAL INVESTMENTS— 98.5% (Cost $24,942,505)		$22,170,800

Percentages are based on Net Assets of $22,507,047.

‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
(A)	Non-income producing security.
(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On July 31, 2022, the value of these securities amounted to $78,110, representing 0.3% of the Net Assets of the Fund.

(C)	There is currently no rate available.

ADR — American Depositary Receipt

Cl — Class

EAFE — Europe, Australasia and Far East

MSCI — Morgan Stanley Capital International

REIT — Real Estate Investment Trust

S&P — Standard and Poor’s

The Advisors’ Inner Circle Fund III	LGIM America
Global Developed Equity Index Fund
July 31, 2022 (Unaudited)

The open futures contracts held by the Fund at July 31, 2022, are as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation
Long Contracts
MSCI EAFE Index	1	Sep-2022	$94,132	$97,605	$3,473
S&P 500 Micro E-MINI	9	Sep-2022	171,173	186,008	14,834

			$265,305	$283,613	$18,307

The following is a summary of the inputs used as of July 31, 2022, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$22,143,183	$—	$—	$22,143,183
Preferred Stock	26,427	—	—	26,427
Rights	1,190	—	—	1,190

Total Investments in Securities	$22,170,800	$—	$—	$22,170,800

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$18,307	$–	$–	$18,307

Total Other Financial Instruments	$18,307	$–	$–	$18,307

*Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For information regarding the Fund’s policies regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

LGI-QH-001-0300